Registration Nos. 33-56247
                                                      811-07235
===========================================================================
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
                                                                        --

                  Pre-Effective Amendment No. _____                    / /



                  Post-Effective Amendment No. 3                  /X/


                                        and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/


                  Amendment No. 3                                  /X/


                     (Check appropriate box or boxes)

                           PRAIRIE INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

c/o First Chicago Investment Management Company
Three First National Plaza
Chicago, Illinois 60670                               60670
(Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:  (312) 732-4231

                            Bradford M. Markham, Esq.
                 c/o First Chicago Investment Management Company
                           Three First National Plaza
                             Chicago, Illinois 60670
                     (Name and Address of Agent for Service)

                                    copy to:

                               Lewis G. Cole, Esq.
                            Stroock & Stroock & Lavan
                                7 Hanover Square
                          New York, New York 10004-2696

                It is proposed that this filing will become effective (check appropriate box)

                immediately upon filing pursuant to paragraph (b)

                 X   on March 18, 1996 pursuant to paragraph (b)


                ____ 60 days after filing pursuant to paragraph (a)(i)

                ____ on (date) pursuant to paragraph (a)(i)

               ____ 75 days after filing pursuant to paragraph (a)(ii)

                ____ on (date) pursuant to paragraph (a)(ii) of Rule 485.

                If appropriate, check the following box:

                ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite number of its shares of Beneficial Interest under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its fiscal year ended December 31, 1995 was filed on February 29, 1996.

                  Cross-Reference Sheet Pursuant to Rule 495(a)


Items in
Part A of
FORM N-1A                          CAPTION                            PAGE


        1                  Cover Page                                   Cover

        2                  Synopsis                                       4

        3                  Condensed Financial Information                6

        4                  General Description of Registrant             10, 26

        5                  Management of the Fund                        17

        5(a)               Management's Discussion of Fund's              *
                           Performance

        6                  Capital Stock and Other Securities            26

        7                  Purchase of Securities Being Offered          19

        8                  Redemption or Repurchase                      21

        9                  Pending Legal Proceedings                      *


Items in
Part B of
FORM N-1A


        10                 Cover Page                                   B-1

        11                 Table of Contents                            B-1

        12                 General Information and History               *

        13                 Investment Objectives and Policies           B-2

        14                 Management of the Fund                       B-13

        15                 Control Persons and Principal Holders
                           of Securities                                B-25

        16                 Investment Advisory and Other Services       B-15

        17                 Brokerage Allocation                         B-23



Items in
Part B of
FORM N-1A                          CAPTION                              Page

        18                 Capital Stock and Other Securities           B-25

        19                 Purchase, Redemption and Pricing of
                           Securities Being Offered                     B-19

        20                 Tax Status                                    *

        21                 Underwriters                                 B-1

        22                 Calculations of Performance Data            B-24

        23                 Financial Statements                        B-35

Items in
Part C of
FORM N-1A


        24                 Financial Statements and Exhibits           C-1

        25                 Persons Controlled by or Under Common
                           Control with Registrant                     C-3

        26                 Number of Holders of Securities             C-3

        27                 Indemnification                             C-3

        28                 Business and Other Connections of
                           Investment Adviser                          C-4

        29                 Principal Underwriters                      C-4

        30                 Location of Accounts and Records            C-5

        31                 Management Services                         C-5

        32                 Undertakings                                C-5

---------
*Omitted since answer is negative or inapplicable.

------------------------------------------------------------------------

                          PRAIRIE INSTITUTIONAL FUNDS
                              CASH MANAGEMENT FUND

                      TREASURY PRIME CASH MANAGEMENT FUND

                U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
                                   PROSPECTUS


                                 March 18, 1996


PLEASE READ CAREFULLY: Mutual fund shares are not bank deposits, are not insured by the Federal Deposit Insurance Corporation, and are not obligations of or guaranteed by The First National Bank of Chicago, any of its affiliates or any other bank. Mutual fund shares involve investment risks, including the possible loss of the principal amount invested. First Chicago Investment Management Company acts as investment adviser and administrator of the funds in the Prairie Family of Funds for which it is compensated as set forth in the relevant prospectus.

                  First Chicago Investment Management Company
                      INVESTMENT ADVISER AND ADMINISTRATOR

                         Concord Financial Group, Inc.
                                  DISTRIBUTOR

                         PROSPECTUS BEGINS ON PAGE ONE

                          PRAIRIE INSTITUTIONAL FUNDS


                                             PROSPECTUS -- March 18, 1996


     Prairie Institutional Funds (the "Trust") is an open-end, management investment company, known as a series fund. By this Prospectus, the Trust is offering Institutional Shares and Service Shares of three separate diversified, money market series (each, a "Fund"): Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund. Each Fund's goal is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.



     Each Fund is designed for institutional investors, including banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, public agencies and municipalities. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Such institutions have agreed to transmit copies of this Prospectus to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.

     Each Fund's shares are sold without a sales charge. Investors can invest or reinvest in or redeem shares at any time without charge or penalty imposed by the Fund.

     Institutional Shares and Service Shares are identical, except as to the services offered to and expenses borne by each Class. Service Shares bear certain costs pursuant to a Service Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940.

     First Chicago Investment Management Company ("FCIMCO" or the "Investment Adviser") serves as each Fund's investment adviser and administrator.

     Concord Financial Group, Inc. (the "Distributor") serves as each Fund's distributor.

     AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MONEY MARKET MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                         ------------------------------

     This Prospectus sets forth concisely information about the Trust and Funds that an investor should know before investing. It should be read and retained for future reference.



     The Statement of Additional Information, dated March 18, 1996, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, write to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or call 1-800-370-9446.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS



Annual Fund Operating Expenses.........................     3
Condensed Financial Information........................     5
Yield Information......................................     8
Description of the Funds...............................     8
     Risk Factors......................................    10
Management of the Trust................................    11
How to Buy Fund Shares.................................    13
How to Redeem Fund Shares..............................    14
Service Plan...........................................    15
Dividends, Distributions and Taxes.....................    16
General Information....................................    17
Appendix...............................................   A-1

                         ANNUAL FUND OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                            CASH MANAGEMENT
                                                                                 FUND
                                                                          -------------------------
                                                                           INSTITUTIONAL    SERVICE
                                                                            SHARES          SHARES
                                                                           -------------     -------
     Management Fees (after fee waivers)...............................      .13%             .13%
     12b-1 Fees (distribution and servicing)...........................      NONE             .25%
     Other Expenses (after expense reimbursements).....................      .22%             .22%
     Total Fund Operating Expenses (after fee waivers and expense
     reimbursements)                                                          35%             .60%


     EXAMPLE:
       An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                                                       INSTITUTIONAL     SERVICE
                                                                          SHARES         SHARES
                                                                       -------------     -------
      1 YEAR...........................................................      $ 4           $ 6
      3 YEARS..........................................................      $11           $19
      5 YEARS..........................................................      $20           $33
     10 YEARS..........................................................      $44           $75



                                                                                      U.S. GOVERNMENT
                                                      TREASURY PRIME CASH             SECURITIES CASH
                                                        MANAGEMENT FUND               MANAGEMENT FUND
                                                   -------------------------     -------------------------
                                                   INSTITUTIONAL     SERVICE     INSTITUTIONAL     SERVICE
                                                      SHARES         SHARES         SHARES         SHARES
                                                   -------------     -------     -------------     -------
     Management Fees (after fee waivers)...........      .12%          .12%           .14%           .14%
     12b-1 Fees (distribution and servicing).......      NONE          .25%           NONE           .25%
     Other Expenses (after fee waivers and expense
       reimbursements).............................      .23%          .23%           .21%           .21%
     Total Fund Operating Expenses (after fee
       waivers and expense reimbursements).........      .35%          .60%           .35%           .60%


     EXAMPLE:
       An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                   INSTITUTIONAL     SERVICE     INSTITUTIONAL     SERVICE
                                                      SHARES         SHARES         SHARES         SHARES
                                                   -------------     -------     -------------     -------
      1 YEAR.......................................      $ 4           $ 6            $ 4            $ 6
      3 YEARS......................................      $11           $19            $11            $19
      5 YEARS......................................      $20           $33            $20            $33
     10 YEARS......................................      $44           $75            $44            $75

--------------------------------------------------------------------------------
THE AMOUNTS LISTED IN THE EXAMPLES SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
--------------------------------------------------------------------------------

     The purpose of the foregoing table is to assist investors in understanding the various costs and expenses borne by a Fund, and therefore indirectly by investors, the payment of which will reduce investors' return on an annual basis. FCIMCO has undertaken, as to each Fund, until such time as it gives investors at least 90 days' notice to the contrary, that if, in any fiscal year, certain expenses, including the investment advisory and administration fees, exceed .35% and .60% of the value of the average net assets of the Institutional Shares and the Service Shares, respectively, for the fiscal year, the Trust may deduct from the payment to be made to FCIMCO under the Investment Advisory or Administration Agreements, or FCIMCO will bear, such excess expense. The expenses noted above, without fee waivers or expense reimbursement arrangements, would have been: Management Fees, .20% for each Fund, Other Expenses, .23% for the Institutional Shares and .24% for the Service Shares of the Cash Management Fund, 1.03% for the Insitutional Shares and .29% for the Service Shares of the Treasury Prime Cash Management Fund, and .22% for the Institutional Shares and
 .24% for the Service Shares of the U.S. Government Securities Cash Management Fund, and Total Fund Operating Expenses, .43% for the Institutional Shares and
 .69% for the Service Shares of the Cash Management Fund, 1.23% for the Institutional Shares and .74% for the Service Shares of the Treasury Prime Cash Management Fund, and .42% for the Institutional Shares and .69% for the Service Shares of the U.S. Government Securities Cash Management Fund. In addition, the Management Fees noted above have been restated to reflect estimated management fees for the current fiscal year; for the fiscal year ended December 31, 1995, management fees, after fee waivers, were .11%, .09% and .12% for the Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund, respectively. Institutions effecting transactions in Fund shares may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Trust," "How to Buy Fund Shares" and "Service Plan."



                        CONDENSED FINANCIAL INFORMATION


     The information in the following tables has been audited by Ernst & Young LLP, each Fund's independent auditors, whose reports thereon appear in the Statement of Additional Information. Further financial data and related notes are included in the Statement of Additional Information, available upon request.


FINANCIAL HIGHLIGHTS


     Contained below is per share operating performance data, total investment return, ratios to average net assets and other supplemental data for Institutional Shares and Service Shares of the Cash Management Fund, U.S. Government Securities Cash Management Fund and Treasury Prime Cash Management Fund for the periods indicated. This information has been derived from information provided in the Fund's financial statements.


CASH MANAGEMENT FUND(1)


                                                   INSTITUTIONAL SHARES                             SERVICE SHARES
                                  -------------------------------------------------------    ----------------------------
                                                                              SIX-MONTH                       SIX-MONTH
                                            YEAR ENDED JUNE 30,              PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                  ---------------------------------------    DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                  1993(2)          1994          1995          1995(3)         1995(4)         1995(3)
                                  --------       --------    ------------    ------------    ------------    ------------
PER SHARE DATA:
    Net asset value, beginning
      of period.................  $ 1.0000       $  .9999      $  .9993        $  .9994        $ 1.0000        $  .9994
                                  --------       --------    ------------    ------------        ------      ------------
    Investment Operations:
    Investment income -- net....     .0297          .0333         .0507           .0277           .0245           .0264
    Net realized gain (loss) on
      investments...............    (.0001)        (.0006)       (.0059)          .0002          (.0006)          .0002
                                  --------       --------    ------------    ------------        ------      ------------
        Total from Investment
          Operations............     .0296          .0327         .0448           .0279           .0239           .0266
                                  --------       --------    ------------    ------------        ------      ------------
    Distributions:
    Dividends from investment
      income -- net.............    (.0297)        (.0333)       (.0507)         (.0277)         (.0245)         (.0264)
                                  --------       --------    ------------    ------------        ------      ------------
    Increase due to voluntary
      capital contribution from
      an affiliate of Investment
      Adviser...................        --             --         .0060              --              --              --
                                  --------       --------    ------------    ------------        ------      ------------
    Net asset value, end of
      period....................  $  .9999       $  .9993      $  .9994        $  .9996        $  .9994        $  .9996
                                  ==========     ==========  ================ =============== ================ ===============
TOTAL INVESTMENT RETURN.........      3.25%(5)       3.38%         5.19%(6)        2.80%(7)        2.47%(7)        2.68%(7)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average
      net assets................       .05%(5)        .31%          .35%            .35%(5)         .60%(5)         .60%(5)
    Ratio of net investment
      income to average net
      assets....................      3.19%(5)       3.33%         5.11%           5.51%(5)        5.46%(5)        5.25%(5)
    Decrease reflected in above
      expense ratios due to
      undertakings..............       .51%(5)        .12%          .09%            .08%(5)         .11%(5)         .09%(5)
    Net Assets, end of period
      (000's omitted)...........  $175,713       $243,820      $319,214        $389,127        $ 11,372        $121,750


---------------

(1) On January 17, 1995, all of the assets and liabilities of First Prairie Cash Management were transferred to the Cash Management Fund in exchange for Institutional Shares of the Cash Management Fund. The financial data provided above prior to such date is for First Prairie Cash Management.

(2) From July 30, 1992 (commencement of operations) to June 30, 1993.


(3) Effective July 1, 1995, the Fund changed its fiscal year-end from June 30 to December 31. The figures presented are from July 1, 1995 through December 31, 1995.



(4) From January 17, 1995 (initial offering date of Service Shares) through June 30, 1995.


(5) Annualized.


(6) Had the Fund not had a capital contribution from an affiliate of the Investment Adviser during the period, the total investment return would have been 4.51%.


(7) Not annualized.

U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND(1)


                                                  INSTITUTIONAL SHARES                          SERVICE SHARES
                                    -------------------------------------------------   ------------------------------
                                                                         SEVEN-MONTH                      SEVEN-MONTH
                                            YEAR ENDED MAY 31,           PERIOD ENDED                     PERIOD ENDED
                                    ----------------------------------   DECEMBER 31,     YEAR ENDED      DECEMBER 31,
                                    1993(2)        1994         1995       1995(3)      MAY 31, 1995(4)     1995(3)
                                    --------     --------     --------   ------------   ---------------   ------------
PER SHARE DATA:
    Net asset value, beginning of
      period......................  $ 1.0000     $ 1.0000     $  .9999     $  .9989         $1.0000         $  .9989
                                    --------     --------     --------   ------------       -------       ------------
    Investment Operations:
    Investment income -- net......     .0319        .0302        .0492        .0320           .0199            .0305
                                    --------
    Net realized gain (loss) on
      investments.................     --          (.0001)      (.0010)       .0001          (.0011)           .0001
                                    --------     --------     --------   ------------       -------       ------------
         Total from Investment
           Operations.............     .0319        .0301        .0482        .0321           .0188            .0306
                                    --------     --------     --------   ------------       -------       ------------
    Distributions:
    Dividends from investment
      income -- net...............    (.0319)      (.0302)      (.0492)      (.0320)         (.0199)          (.0305)
                                    --------     --------     --------   ------------       -------       ------------
    Net asset value, end of
      period......................  $ 1.0000     $  .9999     $  .9989     $  .9990         $ .9989         $  .9990
                                    ========     ========     ========   ===========    =============     ===========
TOTAL INVESTMENT RETURN...........      3.25%(5)     3.06%        5.03%        3.24%(6)        2.01%(6)         3.09%(6)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average
      net assets..................       .02%(5)      .30%         .34%         .35%(5)         .57%(5)          .60%(5)
    Ratio of net investment income
      to average net assets.......      3.10%(5)     3.02%        4.94%        5.46%(5)        5.48%(5)         5.17%(5)
    Decrease reflected in above
      expense ratios due to
      undertakings................       .47%(5)      .11%         .07%         .07%(5)         .09%(5)          .09%(5)
    Net Assets, end of period
      (000's omitted).............  $264,527     $413,634     $475,248     $489,395         $16,702         $ 56,000


---------------

(1) On January 17, 1995, all of the assets and liabilities of First Prairie U.S. Treasury Securities Cash Management were transferred to the U.S. Government Securities Cash Management Fund in exchange for Institutional Shares of the U.S. Government Securities Cash Management Fund. The financial data provided above prior to such date is for First Prairie U.S. Treasury Securities Cash Management.
(2) From June 2, 1992 (commencement of operations) to May 31, 1993.

(3) Effective June 1, 1995, the Fund changed its fiscal year-end from May 31 to December 31. The figures presented are from June 1, 1995 through December 31, 1995.


(4) From January 17, 1995 (initial offering date of Service Shares) through May 31, 1995.

(5) Annualized.
(6) Not annualized.

TREASURY PRIME CASH MANAGEMENT FUND


                                                                     YEAR ENDED DECEMBER 31, 1995(1)
                                                                -----------------------------------------
                                                                INSTITUTIONAL SHARES       SERVICE SHARES
                                                                --------------------       --------------
PER SHARE DATA:
     Net asset value, beginning of period.....................        $ 1.0000                $ 1.0000
                                                                      --------             --------------
     Investment Operations:
     Investment income -- net.................................           .0399                   .0380
                                                                      --------             --------------
     Distributions:
     Dividends from investment income-net.....................          (.0399)                 (.0380)
                                                                      --------             --------------
     Net asset value, end of period...........................        $ 1.0000                $ 1.0000
                                                                ================           ============
TOTAL INVESTMENT RETURN.......................................            4.0%(2)                3.86%(2)
RATIOS/SUPPLEMENTAL DATA:
     Ratio of expenses to average net assets..................             .35%(3)                 .60%(3)
     Ratio of net investment income to average net assets.....            5.16%(3)                4.72%(3)
     Decrease reflected in above expense ratios due to
       undertakings...........................................             .88%(3)                 .14%(3)
     Net Assets, end of period (000's omitted)................         $ 14,008                $130,559


---------------


(1) From March 22, 1995 (commencement of operations) through December 31, 1995.

(2) Not annualized.
(3) Annualized.

                               YIELD INFORMATION

     From time to time, each Fund will advertise its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Each Fund's yield and effective yield may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Trust." Both yield figures also take into account any applicable distribution and service fees. As a result, at any given time, the performance of the Service Class should be expected to be lower than that of the Institutional Class. See "Service Plan."


     Yield information is useful in reviewing a Fund's performance, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.


     Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), N. Palm Beach, Fla. 33408, IBC/Donoghue's Money Fund Report(R) and other industry publications.

                            DESCRIPTION OF THE FUNDS

GENERAL

     The Trust is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"), and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As described below, for certain matters Trust shareholders vote together as a group; as to others they vote separately by Fund.

     By this Prospectus, two classes of shares of each Fund are being offered -- Institutional Shares and Service Shares (each such class being referred to as a "Class"). The Classes are identical, except that Service Shares are subject to an annual distribution and service fee at the rate of .25% of the value of the average daily net assets of the Service Class. The fee is payable to the Distributor for advertising, marketing and distributing Service Shares and for ongoing personal services to the holders of Service Shares relating to shareholder accounts and services related to the maintenance of such shareholder accounts pursuant to a Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act. The Distributor may make payments to certain financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") in respect of these services. See "Service Plan." The distribution and service fee paid by the Service Class will cause such Class to have a higher expense ratio and to pay lower dividends than the Institutional Class.

     WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR

WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.

INVESTMENT OBJECTIVE


     Each Fund's goal is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved. Securities in which the Funds invest may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.


MANAGEMENT POLICIES

     Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Trust uses the amortized cost method of valuing each Fund's securities pursuant to Rule 2a-7 under the 1940 Act, certain requirements of which are summarized below.


     In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks and, in the case of the Cash Management Fund, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees. The Cash Management Fund will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board of Trustees. The nationally recognized statistical rating organizations currently rating instruments of the type the Cash Management Fund may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc., and Thomson BankWatch, Inc. and their rating criteria are described in the Appendix to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that each Fund will be able to maintain a stable net asset value of $1.00 per share.


     - CASH MANAGEMENT FUND invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks and thrift institutions, repurchase agreements, and high quality domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. See "Appendix -- Portfolio Securities." In addition, the Fund is permitted to lend portfolio securities to the extent described under "Appendix -- Investment Practices." During normal market conditions, at least 25% of the Fund's total assets will be invested in bank obligations.


     - TREASURY PRIME CASH MANAGEMENT FUND invests only in securities issued and guaranteed as to principal and interest by the U.S. Government. These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix -- Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the Federal government or any other type of money market instrument or security.


     - U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND invests only in short-term securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and may enter into repurchase agreements. See "Appendix -- Portfolio Securities." The Fund also may lend securities from its portfolio as described under "Appendix -- Investment Practices."

CERTAIN FUNDAMENTAL POLICIES


     Each Fund may (i) invest up to 25% of the value of its total assets in the securities of issuers in a single industry, provided there is no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) pledge, hypothecate, mortgage or otherwise encumber its assets, but only to secure permitted borrowings (this policy, however, is not fundamental in the case of the Treasury Prime Cash Management Fund). In addition, (i) the Treasury Prime Cash Management Fund may borrow money to the extent permitted under the 1940 Act, which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets; (ii) each of the Cash Management Fund and U.S. Government Securities Cash Management Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments; (iii) the Cash Management Fund may invest up to 5% of its total assets in the obligations of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested (subject to the provisions of Rule 2a-7), and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities may be purchased, without regard to any such limitation; and (iv) the Cash Management Fund will invest, except when it has adopted a temporary defensive position, at least 25% of its total assets in securities issued by banks, including foreign banks and branches. This paragraph describes, except as noted, fundamental policies that cannot be changed as to a Fund without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. See "Investment Objective and Management Policies -- Investment Restrictions" in the Statement of Additional Information.


CERTAIN ADDITIONAL NON-FUNDAMENTAL POLICY

     Each Fund may invest up to 10% of the value of its net assets in illiquid securities. See "Appendix -- Investment Practices -- Illiquid Securities" and "Investment Objective and Management Policies -- Investment Restrictions" in the Statement of Additional Information.

RISK FACTORS

     See also the Appendix beginning on page A-1.

     FOREIGN SECURITIES -- (CASH MANAGEMENT FUND) Since the Cash Management Fund's portfolio may contain securities issued by foreign branches of domestic and foreign banks, domestic and foreign branches of foreign banks and thrift institutions, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.

OTHER INVESTMENT CONSIDERATIONS -- Each Fund will attempt to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since each Fund usually will not pay brokerage commissions on purchases of short-term debt obligations, including U.S. Government securities. The value of the securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.


     Each Fund may purchase securities on a when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable, although any gain realized on such sale would be taxable. The Fund will not accrue income in respect of a when-issued security prior to its stated delivery date.


     Securities purchased on a when-issued basis and certain other securities held in the Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of cash, cash equivalents or U.S. Government securities or other high quality liquid debt securities at least equal at all times to the amount of the when-issued commitments will be established and maintained at the Trust's custodian bank. Purchasing securities on a when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

     Investment decisions for each Fund are made independently from those of other investment companies or investment advisory accounts that may be advised by the Investment Adviser. However, if such other investment companies or managed accounts are prepared to invest in, or desire to dispose of, securities of the type in which a Fund may invest at the same time as such Fund, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

                            MANAGEMENT OF THE TRUST

INVESTMENT ADVISER AND ADMINISTRATOR


     First Chicago Investment Management Company, located at Three First National Plaza, Chicago, Illinois 60670, is each Fund's investment adviser and administrator. FCIMCO is a registered investment adviser and a wholly-owned subsidiary of The First National Bank of Chicago ("FNBC"), which in turn is a wholly-owned subsidiary of First Chicago NBD Corporation, a registered bank holding company. As of December 31, 1995, FCIMCO provided investment management services to portfolios containing approximately $ 71 billion in assets. FCIMCO serves as investment adviser for the Trust pursuant to an Investment Advisory Agreement dated as of November 30, 1995. Prior to January 1, 1995, FNBC served as each Fund's investment adviser and administrator. Under the Investment Advisory Agreement, FCIMCO provides the day-to-day management of each Fund's investments, subject to the overall authority of the Trust's Board of Trustees and in conformity with Massachusetts law and the stated policies of the Trust. FCIMCO is responsible for making investment decisions for the Trust, placing purchase and sale orders (which may be allocated to various dealers based on their sales of Fund shares) and providing research, statistical analysis and continuous supervision of each Fund's investment portfolio. FCIMCO has advised the Trust that in making its investment decisions FCIMCO does not obtain or use material inside information in its or any of its affiliate's possession.



     Under the terms of the Investment Advisory Agreement with the Trust, the Trust has agreed to pay FCIMCO a monthly advisory fee at the annual rate of .20 of 1% of the value of each Fund's average daily net assets. For the fiscal year ended December 31, 1995, the Trust, on behalf of each Fund, paid FCIMCO an investment advisory fee at the effective annual rates of .11%, .09% and .12% of the respective average daily net assets of the Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund.



     FCIMCO serves as the Trust's administrator pursuant to an Administration Agreement with the Trust. Under the Administration Agreement, FCIMCO generally assists in all aspects of the Trust's operations, other than providing investment advice, subject to the overall authority of the Trust's Board in accordance with Massachusetts law. Under the terms of the Administration Agreement, the Trust has agreed to pay FCIMCO a monthly administration fee at the annual rate of .15 of 1% of the value of each Fund's average daily net assets. For the fiscal year ended December 31, 1995, the Trust, on behalf of each Fund, paid FCIMCO an administrative fee at the effective annual rates of
 .15%, .11% and .15% of the respective average daily net assets of the Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund. FCIMCO has engaged Concord Holding Corporation, a wholly-owned subsidiary of The BISYS Group, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219-3035 (the "Sub-Administrator"), to assist it in providing certain administrative services for the Trust pursuant to a Master Sub-Administration Agreement between FCIMCO and the Sub-Administrator. The Sub-Administrator currently provides administrative services or sub-administrative services to other investment companies with over $60 billion in assets.
FCIMCO, from its own funds, will pay the Sub-Administrator for the Sub-Administrator's services.


DISTRIBUTOR


     Concord Financial Group, Inc. (the "Distributor"), located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Trust's principal underwriter and distributor of the Funds' shares. The Distributor, a wholly-owned subsidiary of the Sub-Administrator, was organized to distribute shares of mutual funds to institutional and retail investors. The Distributor distributes the shares of other investment companies with over $80 billion in assets.

TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN


     Primary Funds Service Corp., 100 Financial Park, Franklin, Massachusetts 02038, is the Trust's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is the Trust's Custodian.


EXPENSES

     All expenses incurred in the operation of the Trust are borne by the Trust, except to the extent specifically assumed by FCIMCO. The expenses borne by the Trust include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Trustees who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FCIMCO, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Trust's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. In addition, Service Shares are subject to an annual distribution and service fee pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. See "Service Plan." Expenses attributable to a particular Fund or Class are charged against the assets of that Fund or Class, respectively; other expenses of the Trust are allocated among the Funds on the basis determined by the Board of Trustees, including, but not limited to, proportionately in relation to the net assets of each Fund.

     FCIMCO has undertaken, as to each Fund, until such time as it gives investors at least 90 days' notice to the contrary, that if, in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the investment advisory and administration fees, exceed .35% and .60% of the value of the average net assets of the Institutional Class and the Service Class, respectively, for the fiscal year, the Trust may deduct from the payment to be made to FCIMCO under the Investment Advisory or Administration Agreements, or FCIMCO will bear, such excess expense.

                             HOW TO BUY FUND SHARES

     Each Fund is designed for institutional investors, including banks (such as FNBC), acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, public agencies and municipalities. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Trust may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and
(ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Certain accounts may be eligible for an automatic investment privilege, commonly called a "sweep," under which amounts in excess of a certain minimum held in those accounts will be invested automatically in shares at pre-determined intervals. Each investor desiring to use this privilege should consult its bank for details.


    The minimum initial investment is $1,000,000 or any lesser amount if, in the Distributor's opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $1,000,000. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Trust reserves the right to offer Fund shares without regard to the minimum purchase requirements to qualified or non-qualified employee benefit plans. The Trust does not impose any sales charges in connection with purchases of Fund shares, although Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. These fees would be in addition to any amounts which might be received under the Service Plan. Service Agents may receive different levels of compensation for selling different classes of shares. The Fund does not issue share certificates. The Trust reserves the right to reject any purchase order.


     Fund shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. Investors may telephone orders for purchases of Fund shares by calling 1-800-370-9446. For instructions concerning purchases and to determine whether their computer facilities are compatible with the Trust's, investors should call 1-800-370-9446.

     Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.


     Net asset value per share is determined as of 12:00 noon, Central time, for the Treasury Prime Cash Management Fund and 2:00 p.m., Central time, for the Cash Management Fund and U.S. Government Securities Cash Management Fund, on each Fund business day (which, as used herein, shall include each day that the New York Stock Exchange is open for business, except Martin Luther King, Jr. Day, Columbus Day and Veterans Day). Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.



     Investors whose payments are received in or converted into Federal Funds by 12:00 noon, Central time, for the Treasury Prime Cash Management Fund or 2:00 p.m., Central time, for the Cash Management Fund and U.S. Government Securities Cash Management Fund, by the Transfer Agent will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds by the Transfer Agent after 12:00 noon, Central time, for the Treasury Prime Cash Management Fund or 2:00 p.m., Central time, for the Cash Management Fund and U.S. Government Securities Cash Management Fund, will begin to accrue dividends on the following business day.


     Federal Regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Trust could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

                           HOW TO REDEEM FUND SHARES


     An investor may redeem all or any portion of the shares in the investor's account on any Fund business day at the net asset value next determined after a redemption request in proper form is received by the Transfer Agent. Therefore, redemptions will be effected on the same day the redemption order is received only if such order is received prior to 12:00 noon, Central time, for the Treasury Prime Cash Management Fund or 2:00 p.m., Central time, for the Cash Management Fund and U.S. Government Securities Cash Management Fund, on any Fund business day. Shares that are redeemed earn dividends up to and including the day prior to the day the redemption is effected. The proceeds of a redemption will be paid in Federal Funds ordinarily on the Fund business day the redemption is effected, but in any event within seven days. Payment for redemption requests received before 12:00 noon, Central time, for the Treasury Prime Cash Management Fund or 2:00 p.m., Central time, for the Cash Management Fund and U.S. Government Securities Cash Management Fund, ordinarily is made in Federal Funds wired to the redeeming shareholder on the same Fund business day. Payment for redeemed shares for which a redemption order is received after such time on a Fund business day is made in Federal Funds wired to the redeeming shareholder on the next Fund business day following redemption. To allow the Investment Adviser to manage the Funds' portfolios more effectively, investors are urged to make redemption requests as early in the day as possible. In making redemption requests, the names of the registered shareholders and their account numbers must be supplied. Although each Fund generally retains the right to pay the redemption price of its shares in kind with securities (instead of cash), the Trust has filed an election under Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to the amounts specified in such rule (in most cases approximately $250,000).


     A wire redemption may be requested by telephone or wire to Primary Funds Service Corp., P.O. Box 9743, Boston, Massachusetts 02109. For telephone redemptions, please call 1-800-370-9446.

     An investor may redeem shares by telephone if the investor has checked the appropriate box on the Account Application. By selecting a telephone redemption privilege, an investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. The Trust will require the Transfer Agent to employ reasonable procedures, such as requiring a form of identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Trust nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

     The Trust makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call 1-800-370-9446 to determine whether their computer facilities are compatible and to receive instructions for redeeming shares in this manner.

     The right of any investor to receive payments with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

                                  SERVICE PLAN

                             (Service Shares Only)

     Service Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Service Plan, each Fund pays the Distributor for advertising, marketing and distributing the Fund's Service Shares and for the provision of certain services to the holders of Service Shares a fee at the annual rate of .25 of 1% of the value of the average daily net assets of the Service Class. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in Article III, Section 26 of the NASD Rules of Fair Practice. Under the Service Plan, the Distributor may make payments to Service Agents in respect of these services. FCIMCO, FNBC and their affiliates may act as Service Agents and receive fees under the Service Plan. The Distributor determines the amounts to be paid to Service Agents. Each Service Agent is required to disclose to its clients any compensation payable to it by the Fund pursuant to the Service Plan and any other compensation payable by their clients in connection with the investment of their assets in Fund shares. From time to time, the Distributor may defer or waive receipt of fees under the Service Plan while retaining the ability to be paid by the Fund under the Service Plan thereafter. The fees payable to the Distributor under the Service Plan for advertising, marketing and distributing Service Shares and for payments to Service Agents are payable without regard to actual expenses incurred.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund ordinarily declares dividends from net investment income on each Fund business day. Fund shares begin earning income dividends on the day the purchase order is effective. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional shares of the Fund from which they were paid at net asset value or, at the investor's option, paid in cash. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. If an investor redeems all shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional shares of the Fund from which they were paid at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each Class will be calculated at the same time and in the same manner and will be of the same amount, except that the expenses attributable solely to the Institutional Class or the Service Class will be borne exclusively by such Class. Service Shares will receive lower per share dividends than Institutional Shares because of the higher expenses borne by the Service Class. See "Annual Fund Operating Expenses."


     Dividends paid by the Funds derived from net investment income, together with distributions from any net realized short-term securities gains and all or a portion of any gain realized from the sale or other disposition of certain market discount bonds, will be taxable to U.S. investors as ordinary income whether or not reinvested in additional Fund shares. Distributions from net realized long-term securities gains, if any, will be taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of Fund shares is a citizen or resident of the United States, regardless of how long investors have held shares and whether such distributions are received in cash or reinvested in additional shares.



     Dividends and distributions attributable to interest from direct obligations of the United States and paid by the Treasury Prime Cash Management Fund currently are not subject to state personal income tax. The Trust intends to provide shareholders of the Treasury Prime Cash Management Fund with a statement which sets forth the percentage of dividends and distributions paid by the Fund that is attributable to interest income from direct obligations of the United States.


     Dividends paid by a Fund derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gain realized from the sale or other disposition of certain market discount bonds, paid by such Fund to a foreign investor who is the beneficial owner of such Fund's shares generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Fund to such foreign investor generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.

     Federal regulations generally require the Trust to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends and distributions from net realized securities gains paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Trust to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

     A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

     Notice as to the tax status of dividends and distributions will be mailed to investors annually. Each investor also will receive periodic summaries of its account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For the Municipal Cash Management Fund, these statements will set forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Municipal Cash Management Fund. If the Municipal Cash Management Fund pays dividends derived from taxable income, it intends to designate as taxable the same percentage of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day. No dividend will qualify for the dividends received deduction allowable to certain U.S. corporations.


     Management of the Trust believes that each Fund has qualified for the fiscal year ended December 31, 1995 as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of it shareholders. Qualification as a regulated investment company relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable income and capital gains, if any.


     Each investor and beneficial shareholder should consult its tax adviser regarding questions as to Federal, state or local taxes.

                              GENERAL INFORMATION


     The Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Trust Agreement") dated October 20, 1994, and commenced operations on January 17, 1995. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Each Fund's shares are classified into two classes. Each share has one vote and shareholders will vote in the aggregate and not by class except as otherwise required by law or with respect to any matter which affects only one class. Holders of Service Shares only, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan. Investors have agreed to vote Fund shares for which they are the record owners according to voting instructions received from the beneficial holder of such shares.



     To date, the Board of Trustees has authorized the creation of four separate portfolios of shares. All consideration received by the Trust for shares of one of the portfolios and all assets in which such consideration is invested will belong to that portfolio (subject only to the rights of creditors of the Trust) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one portfolio (and as to classes within a portfolio) are treated separately from those of the other portfolios (and classes). The Trust has the ability to create, from time to time, new portfolios without shareholder approval.



     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of such Fund in the matter are identical or that the matter does not affect any interest of such Fund. The Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.


     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust. As described under "Management of the Trust" in the Statement of Additional Information, the Trust ordinarily will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.

     The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.

     Investor inquiries may be made by writing to the Trust at the address shown on the front cover or by calling the telephone number shown on the front cover.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE TRUST'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUNDS' SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    APPENDIX

PORTFOLIO SECURITIES

     To the extent set forth in this Prospectus and except as noted below, each Fund may invest in the following securities:

     U.S. TREASURY SECURITIES -- Each Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

     U.S. GOVERNMENT SECURITIES -- In addition to U.S. Treasury securities, each Fund, except the Treasury Prime Cash Management Fund, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. Each Fund will invest in such securities only when the Trust is satisfied that the credit risk with respect to the issuer is minimal.

     REPURCHASE AGREEMENTS -- Each Fund, except the Treasury Prime Cash Management Fund, may enter into repurchase agreements, which involve the acquisition by a Fund of an underlying debt instrument, subject to an obligation of the seller to repurchase, and such Fund to resell, the instrument at a fixed price usually not more than one week after its purchase. Certain costs may be incurred by a Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. Pursuant to an order obtained from the Securities and Exchange Commission, each Fund also is permitted to enter into overnight repurchase agreements with FNBC or an affiliate of FNBC subject to the terms and conditions of such order.


     BANK OBLIGATIONS -- The Cash Management Fund will invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks and thrift institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

     COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS -- The Cash Management Fund may invest in commercial paper, which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations.



     FLOATING AND VARIABLE RATE OBLIGATIONS -- The Cash Management Fund also may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Investment Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Investment Adviser, on behalf of the Fund, will consider on an ongoing basis the credit worthiness of the issuers of the floating and variable rate demand obligations held by the Fund. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are illiquid.



INVESTMENT PRACTICES


     LENDING PORTFOLIO SECURITIES -- From time to time, each of the Cash Management Fund and U.S. Government Securities Cash Management Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33 1/3% of the value of the relevant Fund's total assets. In connection with such loans, each of these Funds will receive collateral consisting of cash or U.S. Government securities or, with respect to the Cash Management Fund only, irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each of these Funds can increase its income through the investment of such collateral. Each of these Funds continues to be entitled to payments in amounts equal to the interest and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with such Fund.

     ILLIQUID SECURITIES -- Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, participation interests that are not subject to the demand feature described above, floating and variable rate demand obligations as to which the Fund cannot exercise the related demand feature described above on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, a Fund is subject to a risk that should such Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.


     BORROWING MONEY -- As a fundamental policy, the Treasury Prime Cash Management Fund is permitted to borrow money to the extent permitted under the 1940 Act. However, the Fund currently intends to borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.



                           PRAIRIE INSTITUTIONAL FUNDS
                              Cash Management Funds
                        INSTITUTIONAL And SERVICE SHARES
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                 MARCH 18, 1996


------------------------------------------------------------------------


                  This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund (each, a "Fund") of Prairie Institutional Funds (the "Trust"), dated March 18, 1996, as it may be revised from time to time. To obtain a copy of the Funds' Prospectus, please write to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or call toll free 1-800-370-9446.


                  First Chicago Investment Management Company (the "Investment Adviser" or "FCIMCO") serves as each Fund's investment adviser and administrator.

                  Concord Financial Group, Inc. (the "Distributor") is the distributor of the Funds' shares.


                                TABLE OF CONTENTS

                                                                           PAGE


Investment Objective and Management Policies............................   B-2
Management of the Trust.................................................   B-9
Management Arrangements.................................................   B-11
Purchase of Fund Shares.................................................   B-16
Service Plan............................................................   B-16
Redemption of Fund Shares...............................................   B-18
Determination of Net Asset Value........................................   B-18
Portfolio Transactions..................................................   B-19
Dividends, Distributions and Taxes......................................   B-20
Yield Information.......................................................   B-20
Information About the Trust.............................................   B-22
Counsel and Independent Auditors........................................   B-24
Appendix................................................................   B-26
Financial Statements....................................................   B-29
Report of Independent Auditors..........................................   B-50

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


                  THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUNDS' PROSPECTUS ENTITLED "DESCRIPTION OF THE FUNDS" AND "APPENDIX."


PORTFOLIO SECURITIES AND INVESTMENT PRACTICES


                  BANK OBLIGATIONS. (Cash Management Fund) Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.


                  Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

                  In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

                  In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Investment Adviser carefully evaluates such investments on a case-by-case basis.


                  The Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided the Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund will not own more than one such CD per such issuer.


                  FOREIGN SECURITIES. (Cash Management Fund) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

     Furthermore, some of these securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Custodial expenses for a portfolio of non-U.S. securities generally are higher than for a portfolio of U.S. securities. Income earned or received by the Cash Management Fund from sources within foreign countries may be reduced by withholding and other taxes.


                  REPURCHASE AGREEMENTS. (Cash Management Fund and U.S. Government Securities Cash Management Fund) The Trust's custodian or subcustodian will have custody of, and will hold in a segregated account, securities acquired by a Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund that enters into them. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each of these Funds will enter into repurchase agreements only with registered or unregistered securities dealers or banks with total assets in excess of one billion dollars, with respect to securities of the type in which such Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price. The Investment Adviser will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Each of these Funds will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.





                  ILLIQUID SECURITIES. If a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the Securities Act of 1933, as amended, for certain restricted securities held by a Fund, the Trust intends to treat such securities as liquid securities in accordance with procedures approved by the Trust's Board of Trustees. Because it is not possible to predict with assurance how the market for restricted securities pursuant to Rule 144A will develop, the Trust's Board of Trustees has directed the Investment Adviser to monitor carefully each Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, a Fund's investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

                  LENDING PORTFOLIO SECURITIES. (Cash Management Fund and U.S. Government Securities Cash Management Fund) To a limited extent, each of these Funds may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For purposes of this policy, the Trust considers collateral consisting of U.S. Government securities or, in the case of the Cash Management Fund only, irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. Such loans may not exceed 33-1/3% of the Fund's total assets. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

                  The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned:
(1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any interest or other distributions payable on the loaned securities, and any increase in market value; and (5) the Fund may pay only reasonable custodian fees in connection with the loan. These conditions may be subject to future modification.

INVESTMENT RESTRICTIONS


                  CASH MANAGEMENT AND U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUNDS ONLY. Each of the Cash Management Fund and U.S. Government Securities Cash Management Fund has adopted investment restrictions numbered 1 through 9 below as fundamental policies. In addition, the Cash Management Fund has adopted investment restrictions numbered 12 and 13 and the U.S. Government Securities Cash Management Fund has adopted investment restriction number 14 as additional fundamental policies. These restrictions cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. Investment restrictions numbered 10 and 11 below are not fundamental policies and may be changed by vote of a majority of the Trust's Trustees at any time. Neither of these Funds may:


                  1. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

                  2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

                  3. Sell securities short or purchase securities on margin.

                  4. Write or purchase put or call options or combinations thereof.

                  5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

                  6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

                  7. Make loans to others, except through the purchase of debt obligations referred to in the Fund's Prospectus, except that the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust's Trustees.

                  8. Invest in companies for the purpose of exercising control.

                  9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

                  10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                  11. Invest in oil, gas and other mineral leases, or real estate limited partnerships.

                  The following investment restrictions numbered 12 and 13 apply only to the Cash Management Fund. The Cash Management Fund may not:

                  12. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Cash Management Fund's total assets may be invested (subject to Rule 2a-7 under the 1940 Act) without regard to any such limitations.

                  13. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes, the Cash Management Fund may invest less than 25% of its total assets in bank obligations.

                  The following investment restriction number 14 applies only to the U.S. Government Securities Cash Management Fund. The
U.S. Government Securities Cash Management Fund may not:

                  14. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



                  TREASURY PRIME CASH MANAGEMENT FUND ONLY. The Treasury Prime Cash Management Fund has adopted investment restrictions numbered 1 through 8 below as fundamental policies. These restrictions cannot be changed, as to the Fund, without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 9 through 13 are not fundamental policies and may be changed by vote of a majority of the Trust's Trustees at any time.
The Fund may not:




                   1. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.





                   2. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.




                   3. Borrow money, except to the extent permitted under the 1940 Act. For purposes of this investment restriction, the Fund's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.


                   4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements.



                   5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.



                   6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted under Investment Restriction Nos. 1, 3, 10 and 11 may be deemed to give rise to senior securities.



     7. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, andoptions on futures contracts or indexes.



                  8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.




                   9. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.




            10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.



                  11. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and this Statement of Additional Information.



                 12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.




                 13. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.





                 If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                  The Trust may make commitments more restrictive than the restrictions listed above so as to permit the sale of a Fund's shares in certain states. Should the Trust determine that a commitment is no longer in the best interests of a Fund and its shareholders, the Trust reserves the right to revoke the commitment by terminating the sale of such Fund's shares in the state involved.

                             MANAGEMENT OF THE TRUST

                  Trustees and officers of the Trust, together with information as to their principal business occupations during at least the last five years, are shown below.

TRUSTEES OF THE TRUST


JOHN P. GOULD, TRUSTEE.  Distinguished Service Professor of
                  Economics of the University of Chicago Graduate School of Business. From 1983 to 1993, Dean of the University of Chicago Graduate School of Business. Dean Gould also serves as Director of Harpor Capital Advisors. Mr. Gould is also a Board member of The Woodward Funds and the three other funds in the Prairie Family of Funds.
                  He is 55 years old and his address is 1101 East 58th Street, Chicago, Illinois 60637.


MARILYN McCOY, TRUSTEE.  Vice President of Administration and
                  Planning of Northwestern University. From 1981 to 1985, she was the Director of Planning and Policy Development for the University of Colorado. She also serves on the Board of Directors of Evanston Hospital, the Chicago Metropolitan YMCA, the Chicago Network and United Charities. Mrs. McCoy is a member of the Chicago Economics Club. Mrs. McCoy is also a Board member of The Woodward Funds and the three other funds in the Prairie Family of Funds. She is 46 years old and her address is 1100 North Lake Shore Drive, Chicago, Illinois 60611.





RAYMOND D. ODDI, TRUSTEE.  Private consultant.  A Director of
                  Caremark International, Inc. and Medisense, Inc., companies in the health care industry, and Baxter Credit Union. From 1978 to 1986, Senior Vice President of Baxter International, Inc., a company engaged in the production of medical care products. He also is a member of the Illinois Society of Certified Public Accountants. Mr. Oddi is also a Board member of the three other funds in the Prairie Family of Funds. He is 66 years old and his address is 1181 Loch Lane, Lake Forest, Illinois 60045.


                  For so long as the plan described in the section captioned "Service Plan" remains in effect, the Trustees of the Trust who are not "interested persons" of the Trust, as defined in the 1940 Act, will be selected and nominated by the Trustees who are not "interested persons" of the Trust.


OFFICERS OF THE TRUST

MARK A. DILLON, PRESIDENT.  An employee of BISYS Fund Services, which is an affiliate of Concord Holding Corporation, the Trust's sub-administrator (the "Sub-Administrator"). He is 33 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.


ANN E. BERGIN, VICE PRESIDENT.  An employee of the Sub-
                  Administrator and an officer of other investment companies administered by the Sub-Administrator. She is 35 years old and her address is 125 West 55th Street, New York, New York 10019.


D'RAY BREWER, VICE PRESIDENT. An employee of BISYS Fund Services, and an officer of other investment companies administered by the Sub-Administrator. She is 36 years old and her address is 3435 Stelzer Road, Columbus, Ohio 43219.


MARTIN R. DEAN, TREASURER. An employee of BISYS Fund Services, since
                  May 1994, and an officer of other investment companies administered by the Sub-Administrator. Prior thereto, he was a Senior Manager at KPMG Peat Marwick LLP. He is 32 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.


GEORGE O. MARTINEZ, SECRETARY. Senior Vice President and Director of
                  Legal and Compliance Services with BISYS Fund Services, since April 1995, and an officer of other investment companies administered by the Sub- Administrator. Prior thereto, he was Vice President and Associate General Counsel with Alliance Capital Management L.P. He is 36 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

ROBERT L. TUCH, ASSISTANT SECRETARY. An employee of BISYS Fund
                  Services, since June 1991, and an officer of other investment companies administered by the Sub- Administrator. From July 1990 to June 1991, he was Vice President and Associate General Counsel with National Securities Research Corp. Prior thereto, he was an Attorney with the Securities and Exchange Commission. He is 44 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.


                  The Trust pays its Trustees its allocable share of the aggregate of a fixed fee of $25,000 per annum and a per meeting fee of $1,000 for all funds in the Prairie Family of Funds. The aggregate amount of compensation payable to each Trustee by the Trust and all other funds in the Prairie Family of Funds for which such person is a Board member for the fiscal year ended December 31, 1995 were as follows:






                                                                     (3)                                                   (5)
                                                                 Pension or                                               Total
                                                                 Retirement                       (4)                  Compensation
                                       (2)                        Benefits                     Estimated             From Fund and
        (1)                         Aggregate                  Accrued as Part                  Annual                Fund Complex
   Name of Board                  Compensation                    of Fund's                  Benefits Upon            Paid to Board
       Member                       from Fund                     Expenses                    Retirement                  Member
----------------------       -----------------------       -----------------------       ---------------------   ------------------

John P. Gould                  $5,295                               None                         None                  $30,000
Marilyn McCoy                  $5,295                               None                         None                  $30,000
Raymond D. Oddi                $5,295                               None                         None                  $30,000



                  Board members and officers of the Trust, as a group, owned less than 1% of any Fund's shares outstanding on February 27, 1996.



                             MANAGEMENT ARRANGEMENTS

                  THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "MANAGEMENT OF THE TRUST."



                  INVESTMENT ADVISORY AGREEMENT. FCIMCO provides investment advisory services pursuant to the Investment Advisory Agreement (the "Agreement") dated as of November 30, 1995 with the Trust. As to each Fund, the Agreement is subject to annual approval by (i) the Trust's Board of Trustees or
(ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or FCIMCO, by vote cast in person at a meeting called for the purpose of voting on such approval. Shareholders approved the Agreement on November 28, 1995. The Trust's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, last approved the Agreement at a meeting held on September 19, 1995. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Trust's Board of Trustees or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by FCIMCO. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).


                  FCIMCO is responsible for investment decisions for each Fund in accordance with the stated policies of such Fund, subject to the approval of the Trust's Board of Trustees. All purchases and sales are reported for the Trustees' review at the meeting subsequent to such transactions.

                  The following persons are officers and/or directors of
FCIMCO:  J. Stephen Baine, Chairman of the Board of Directors,
Chief Executive Officer and President; Alan F. Delp, William G.
Jurgensen and David J. Vitale, Directors; Terrall J. Janeway,
Treasurer, Chief Financial and Accounting Officer and Managing
Director; Bradford M. Markham, Secretary and Chief Legal
Officer; and Deborah L. Edwards, Marco Hanig, David R. Kling and
Stephen P. Manus, Managing Directors.

                  As compensation for FCIMCO's investment advisory services to the Trust, the Trust has agreed to pay FCIMCO a monthly advisory fee at the annual rate of .20 of 1% of the value of each Fund's average daily net assets.


                  Treasury Prime Cash Management Fund only. For the period from March 22, 1995 (commencement of operations of Treasury Prime Cash Management
Fund) through December 31, 1995, the advisory fee payable by the Treasury Prime Cash Management Fund amounted to $50,405, which amount was reduced by $27,592 pursuant to an undertaking by FCIMCO, resulting in a net advisory fee paid by the Treasury Prime Cash Management Fund of $22,813.


                  Cash Management Fund and U.S. Government Securities Cash Management Fund only. Prior to January 17, 1995, The First National Bank of Chicago ("FNBC") provided management services to First Prairie Cash Management and First Prairie U.S. Treasury Securities Cash Management (the predecessor funds to the Cash Management Fund and U.S. Government Securities Cash Management Fund, respectively) pursuant to separate management agreements with each such fund and engaged The Dreyfus Corporation ("Dreyfus") to provide administrative services to the funds. As compensation for FNBC's services, First Prairie Cash Management and First Prairie U.S. Treasury Securities Cash Management each agreed to pay FNBC a monthly management fee at the annual rate of .35 of 1% of the value of the fund's average daily net assets. The fees payable to Dreyfus for its services were paid by FNBC.


                  For the period July 30, 1992 (commencement of operations of First Prairie Cash Management) through June 30, 1993 (the Fund's prior fiscal year end), no management fee was paid by First Prairie Cash Management pursuant to an undertaking by FNBC. For the fiscal year ended June 30, 1994, the management fee payable by First Prairie Cash Management amounted to $892,114, which amount was reduced by $304,836 pursuant to an undertaking by FNBC, resulting in a net management fee paid by First Prairie Cash Management of $587,278. For the fiscal year ended June 30, 1995, the aggregate management/advisory fee payable by the Cash Management Fund and its predecessor amounted to $793,104, which amount was reduced by $267,419 pursuant to undertakings by FNBC and FCIMCO, resulting in an aggregate net management/advisory fee paid by the Cash Management Fund and its predecessor of $525,685. For the Cash Management Fund's new fiscal year ended December 31, 1995, the aggregate management/advisory fee payable by the Fund and its predecessor amounted to $716,956, which amount was reduced by $331,599 pursuant to undertakings by FNBC and FCIMCO, resulting in an aggregate net management/advisory fee paid by the Cash Management Fund and its predecessor of $385,357.



     First Prairie U.S. Treasury Securities Cash Management) through May 31, 1993 (the Fund's prior fiscal year end), no management fee was paid by First Prairie U.S. Treasury Securities Cash Management pursuant to an undertaking by FNBC. For the fiscal year ended May 31, 1994, the management fee payable by First Prairie U.S. Treasury Cash Management amounted to $1,478,021, which amount was reduced by $477,943 pursuant to an undertaking by FNBC, resulting in a net management fee paid by First Prairie U.S. Treasury Cash Management of $1,000,078. For the fiscal year ended May 31, 1995, the aggregate management/advisory fee payable by the U.S. Government Securities Cash Management Fund and its predecessor amounted to $1,388,345, which amount was reduced by $312,740 pursuant to undertakings by FNBC and FCIMCO, resulting in an aggregate net management/advisory fee paid by the U.S. Government Securities Cash Management Fund and its predecessor of $1,075,605. For the U.S. Government Securities Cash Management Fund's new fiscal year ended December 31, 1995, the aggregate management/advisory fee payable by the Fund and its predecessor amounted to $968,761, which amount was reduced by $381,198 pursuant to undertakings by FNBC and FCIMCO, resulting in an aggregate net management/advisory fee paid by the U.S. Government Securities Cash Management Fund and its predecessor of $587,563.



                  ADMINISTRATION AND SUB-ADMINISTRATION AGREEMENTS. Pursuant to an Administration Agreement dated as of November 30, 1995 with the Trust, FCIMCO assists in all aspects of the Trust's operations, other than providing investment advice, subject to the overall authority of the Trust's Board in accordance with Massachusetts law. As compensation for FCIMCO's administrative services to the Trust, the Trust has agreed to pay FCIMCO a monthly administrative fee at the annual rate of .15 of 1% of the value of each Fund's average daily net assets. FCIMCO has engaged the Sub-Administrator to assist it in providing certain administrative services to the Trust. Pursuant to its agreement with FCIMCO (the "Sub-Administration Agreement"), the Sub-Administrator assists FCIMCO in furnishing the Trust clerical help, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Trust, preparing reports to the Funds' shareholders, tax returns, reports to and filings with the Securities and Exchange Commission and state Blue Sky authorities, calculating the net asset value of each Fund's shares and generally in providing for all aspects of the Trust's operation, other than providing investment advice. The fees payable to the Sub-Administrator for its services are paid by FCIMCO.

                 The Trust has agreed that neither FCIMCO nor the Sub-Administrator will be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which each agreement with FCIMCO or the Sub-Administration Agreement relates, except for a loss resulting from wilful misfeasance, bad faith or gross negligence on the part of FCIMCO in the performance of its obligations or from reckless disregard by it of its obligations and duties under the Agreement or Administration Agreement or on the part of the Sub-Administrator in the performance of its obligations or from reckless disregard by it of its obligations and duties under the Sub-Administration Agreement. The Sub-Administration Agreement contains a similar provision whereby FCIMCO has agreed to limit the Sub-Administrator's liability.



                  For the period January 17, 1995 (effective date of Administration Agreement) through December 31, 1995, the Cash Management Fund and the U.S. Government Cash Management Fund each paid FCIMCO an administrative fee of $522,730 and $707,131, respectively. For the period March 22, 1995 (commencement of operations of Treasury Prime Cash Management Fund) through December 31, 1995, the administrative fee payable by the Treasury Prime Cash Management Fund amounted to $37,804, which amount was reduced by $9,695 pursuant to an undertaking by FCIMCO, resulting is a net administrative fee paid by the Treasury Prime Cash Management Fund of $28,109.

                  EXPENSES AND EXPENSE INFORMATION. All expenses incurred in the operation of the Trust are borne by the Trust, except to the extent specifically assumed by FCIMCO. The expenses borne by the Trust include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Trustees who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of FCIMCO, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Trust's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. In addition, the Service Class of each Fund is subject to an annual distribution and service fee. See "Service Plan." Expenses attributable to a particular Fund or Class are charged against the assets of that Fund or Class, respectively; other expenses of the Trust are allocated among the Funds on the basis determined by the Board of Trustees, including, but not limited to, proportionately in relation to the net assets of each Fund.

               FCIMCO has undertaken, as to each Fund, until such time as it gives investors at least 90 days' notice to the contrary, that if, in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the investment advisory and administration fees, exceed .35% and .60% of the value of the average net assets of the Institutional Class and the Service Class, respectively, for the fiscal year, the Trust may deduct from the payment to be made to FCIMCO under the Agreement or Administration Agreement, or FCIMCO will bear, such excess expense.

                  In addition, the Agreement provides that if, in any fiscal year, the aggregate expenses of a Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the investment advisory fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Trust may deduct from the payment to be made to FCIMCO under the Agreement, or FCIMCO will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

                  The aggregate of the fees payable to FCIMCO is not subject to reduction as the value of the Fund's net assets increases.

                             PURCHASE OF FUND SHARES

                  THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES."


                  THE DISTRIBUTOR. The Distributor serves on a best efforts basis as the Trust's distributor pursuant to an agreement which is renewable annually.


                  USING FEDERAL FUNDS. Primary Fund Services Corp., the Trust's transfer and dividend disbursing agent (the "Transfer Agent"), or the Trust may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and his order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, generally will complete the conversion into, or itself advance, Federal Funds on the business day following receipt of the customer order. The order is effective only when so converted and received by the Transfer Agent. An order for the purchase of Fund shares placed by an investor with a sufficient Federal Funds or cash balance in his brokerage account with a securities dealer, bank or other financial institution will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent. In some states, banks or other institutions effecting transactions in Fund shares may be required to register as dealers pursuant to state law.


                                  SERVICE PLAN
                              (Service Shares Only)

                  THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "SERVICE PLAN."

     Rule 12b-1 (the "Rule") adopted by the Securities and exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trust's Board of Trustees has adopted such a plan (the "Service Plan") with respect to each Fund's Service Shares, pursuant to which each Fund pays the Distributor for advertising, marketing and distributing such Fund's Service Shares and for the provision of certain services to the holders of Service Shares. Under the Service Plan, the Distributor may make payments to certain financial institutions, securities dealers and other financial industry professionals (collectively, "Service Agents") in respect to these services. The Trust's Board of Trustees believes that there is a reasonable likelihood that the Service Plan will benefit each Fund and the holders of Service Shares.

                  A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. In addition, the Service Plan provides that it may not be amended to increase materially the costs which holders of Service Shares may bear pursuant to the Service Plan without the approval of the holders of Service Shares and that other material amendments of the Service Plan must be approved by the Board of Trustees and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Service Plan is subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Service Plan. The Service Plan was so approved by the Trustees at a meeting held on October 28, 1994. As to each Fund, the Service Plan may be terminated at any time by vote of a majority of the Trustees who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such Fund's Service Shares.


                  For the period January 17, 1995 (effective date of Service
Plan) through December 31, 1995, the Cash Management Fund paid fees under the Service Plan in the amount of $77,634, of which $77,607 was paid to FCIMCO and its affiliates and $27 was retained by the Distributor. For the period January 17, 1995 through December 31, 1995, the U.S. Government Securities Cash Management Fund paid fees under the Service Plan in the amount of $60,969, of which $60,942 was paid to FCIMCO and its affiliates and $27 was retained by the Distributor. For the period March 22, 1995 (commencement of operations of Treasury Prime Cash Management Fund) through December 31, 1995, the Treasury Prime Cash Management Fund paid fees under the Service Plan in the amount of $38,530, of which $38,505 was paid to FCIMCO and its affiliates and $25 was retained by the Distributor.


                            REDEMPTION OF FUND SHARES

                  THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "HOW TO REDEEM FUND SHARES."

                  REDEMPTION COMMITMENT. The Trust has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's securities are valued. If the recipient sold such securities, brokerage charges would be incurred.

                  SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closing), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                        DETERMINATION OF NET ASSET VALUE

                  THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES."

                  AMORTIZED COST PRICING. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.


                  The Board of Trustees has established procedures, as a particular responsibility within the overall duty of care owed to each Fund's investors, reasonably designed to stabilize the Fund's price per share as computed for purposes of purchases and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review of the portfolio of the Fund, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets of the Funds will be valued at fair value as determined in good faith by the Board of Trustees.


                  The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will consider what actions, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

                  NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas.


                             PORTFOLIO TRANSACTIONS


     Portfolio securities of each Fund ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Ordinarily, no brokerage commissions are paid by the Fund for such purchases. Purchases from underwriters of portfolio securities may include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may reflect the spread between the bid and asked price. No brokerage commissions have been paid by any Fund to date.

                  Transactions are allocated to various dealers by the Trust's investment personnel in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FCIMCO to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of Fund shares.

                  Research services furnished by brokers through which the Fund effects securities transactions may be used by FCIMCO in advising other funds or accounts it advises and, conversely, research services furnished to FCIMCO by brokers in connection with other funds or accounts FCIMCO advises may be used by FCIMCO in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of FCIMCO that the receipt and study of such services should not reduce FCIMCO's overall research expenses.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                  THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN FUNDS' PROSPECTUS ENTITLED "DIVIDENDS, DISTRIBUTIONS AND TAXES."

                  Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Internal Revenue Code of 1986, as amended.


                                YIELD INFORMATION

                  THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "YIELD INFORMATION."

     Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to the shareholder's account, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.



                For the seven-day period ended December 31, 1995, the yield and effective yield of each Fund were as follows:

                                                                                            Effective
              NAME OF FUND AND CLASS                          YIELD                           YIELD

Cash Management Fund
  Institutional Shares                                    5.43%/5.35%*                      5.57%/5.49%*
  Service Shares                                          5.18%/5.09%*                      5.31%/5.22%*
Treasury Prime Cash
Management Fund                                           4.87%/4.81%*                      4.98%/4.93%*
  Institutional Shares                                    4.62%/4.56%*                      4.72%/4.66%*
  Service Shares
U.S. Government Securities
Cash Management Fund
  Institutional Shares                                    5.31%/5.22%*                      5.44%/5.36%*
  Service Shares                                          5.06%/4.93%*                      5.18%/5.05%*


------------------------
*  Absent fee waivers.






                  Yields will fluctuate and are not necessarily representative of future results. Each investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

                  The Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund are rated AAAm or AAAmG, as the case may be, by S&P and Aaa by Moody's.

                  From time to time, advertising materials for the Funds may refer to FNBC's or any of its affiliate's full line of investment products for the corporate cash market, including sweep services, on-line money market mutual fund purchases, customized portfolio management, and OASIS, a same-day sweep product that sweeps funds to an overnight Eurodollar time deposit.


                          INFORMATION ABOUT THE TRUST

                  THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "GENERAL INFORMATION."

                  Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.


                  On January 17, 1995, all of the assets and liabilities of First Prairie Cash Management and First Prairie U.S. Treasury Securities Cash Management were transferred to the Cash Management Fund and U.S. Government Securities Cash Management Fund, respectively, in exchange for Institutional Shares pursuant to a proposal approved by shareholders of each such First Prairie fund on December 30, 1994.


                  The Trust will send annual and semi-annual financial statements to all its shareholders.


                  As of February 29, 1996, the following shareholders owned of record 5% or more of the indicated Fund's outstanding shares:


                                                        Percent of Cash
                                                        Management Fund
                                                        Institutional
NAME AND ADDRESS                                        SHARES OUTSTANDING






Eagle and Co.                                                  57.6%
c/o American National Bank
Money Market Processing Unit
1 North LaSalle Street, 7th Floor
Chicago, IL  60690

First National Bank of Chicago                                 29.9%
Corporate Asset Services
Attn:  Mutual Funds Manager
One First National Plaza, Ste. 0115
Chicago, IL 60670-0001

First National Bank of Chicago                                  9.2%
Cash Management Dept.
Attn:  Randy Noren
525 West Monroe, Ste. 0256, 6th Floor
Chicago, IL  60670-0001



                                                              Percent of Cash
                                                              Management Fund
                                                              Service Shares
NAME AND ADDRESS                                              OUTSTANDING


First National Bank of Chicago                                   88.6%
Cash Management Dept.
Attn:  Randy Noren
525 West Monroe, Ste 0256, 6th Floor
Chicago, IL  60670-0001

Morand and Co.                                                   11.3%
c/o American National Bank
Mutual Fund Processing Unit
1 North LaSalle Street, 3rd Floor
Chicago, IL  60690


                                                        Percent of Treasury
                                                        Prime Cash
                                                        Management Fund
                                                        Institutional
NAME AND ADDRESS                                        SHARES OUTSTANDING


First National Bank of Chicago                                51.2%
Cash Management Dept.
Attn:  Randy Noren
525 West Monroe, Ste 0256, 6th Floor
Chicago, IL  60670-0001

First National Bank of Chicago                                48.5%
Corporation Asset Services
Attn:  Mutual Funds Manager
One First National Plaza, Ste. 0115
Chicago, IL  60670-0001



                                                         Percent of Treasury
                                                         Prime Cash
                                                         Management Fund
                                                         Service
NAME AND ADDRESS                                         SHARES OUTSTANDING


First National Bank of Chicago                                  98.0%
Cash Management Dept.
Attn:  Randy Noren
525 West Monroe, Ste 0256, 6th Floor
Chicago, IL  60670-0001




                                                         Percent of U.S.
                                                         Government
                                                         Securities Cash
                                                         Management Fund
                                                         Institutional
NAME AND ADDRESS                                         SHARES OUTSTANDING




First National Bank of Chicago                              67.7%
Corporate Trust Administration
Attn:  Cash Sweep Coordinator
One First National Plaza, Ste 0126
Chicago, IL  60670-0001

First National Bank of Chicago                              19.6%
Corporate Asset Services
Attn:  Mutual Funds Manager
One First National Plaza, Ste 0115
Chicago, IL  60670-0001


Eagle and Co.                                                8.7%
c/o American National Bank
Money Market Processing Unit
1 North LaSalle St., 7th Floor
Chicago, IL  60690


                                                       Percent of U.S.
                                                       Government
                                                       Securities Cash
                                                       Management Fund
                                                       Service Shares
NAME AND ADDRESS                                       OUTSTANDING


First National Bank of Chicago                                91.6%
Cash Management Dept.
Attn:  Randy Noren
525 West Monroe, Ste 0256, 6th Floor
Chicago, IL  60670-0001

Morand and Co.                                                 8.3%
c/o American National Bank
Mutual Fund Processing Unit
1 North LaSalle Street, 3rd Floor
Chicago, IL  60690



                  A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


                        COUNSEL AND INDEPENDENT AUDITORS

                  Stroock & Stroock & Lavan, 7 Hanover Square, New York, New York 10004-2696, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                  Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as auditors of the Trust.

                                    APPENDIX




                  Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors
Service, Inc. ("Moody's"), Fitch Investors Service, L.P.
("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), IBCA
Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc.
("BankWatch"):



Commercial Paper and Short-Term Ratings




                  The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.


                  The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.


                  The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment.


                  The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.


                  The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment.


                  The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.




Bond and Long-Term Ratings




                  Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest.



                  Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."



                  Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.



                  Bonds rated AAA are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt.



                  Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.


INTERNATIONAL AND U.S. BANK RATINGS



                  An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.



                  In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

PRAIRIE INSTITUTIONAL FUNDS
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
----------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
----------------------------------------------------------------


                                                         PRINCIPAL  AMORTIZED
                                                MATURITY  AMOUNT       COST
              DESCRIPTION                RATE     DATE     (000)   (NOTE 2(A))
              -----------                ----   -------- --------- ------------
U.S. GOVERNMENT AGENCY NOTES--79.6%
 Federal Farm Credit Bank Discount
  Note.................................  5.59%* 1/19/96   $15,000  $ 14,958,075
 Federal Farm Credit Bank Discount
  Note.................................  5.48%* 1/22/96    30,000    29,904,100
 Federal Farm Credit Bank Discount
  Note.................................  5.63%* 1/25/96    20,000    19,924,933
 Federal Farm Credit Bank Discount
  Note.................................  5.50%* 2/15/96    27,000    26,814,375
 Federal Farm Credit Bank Discount
  Note.................................  5.47%* 3/11/96    25,000    24,734,097
 Federal Home Loan Bank Discount Note..  5.62%*  1/5/96    20,000    19,987,511
 Federal Home Loan Bank Discount Note..  5.61%* 1/12/96    30,000    29,948,575
 Federal Home Loan Bank Discount Note..  5.60%* 1/19/96    15,000    14,958,000
 Federal Home Loan Bank Discount Note..  5.50%* 2/21/96    30,000    29,766,250
 Federal Home Loan Bank Discount Note..  5.32%*  3/1/96    20,000    19,822,667
 Federal Home Loan Mortgage Corp.
  Discount Note........................  5.60%*  1/3/96    35,000    34,989,111
 Federal Home Loan Mortgage Corp.
  Discount Note........................  5.61%*  1/4/96     9,000     8,995,793
 Federal Home Loan Mortgage Corp.
  Discount Note........................  5.56%*  2/2/96    24,000    23,881,387
 Federal Home Loan Mortgage Corp.
  Discount Note........................  5.40%* 2/22/96    25,000    24,805,000
 Federal National Mortgage Association
  Discount Note........................  5.52%* 1/29/96    26,000    25,888,373
 Federal National Mortgage Association
  Discount Note........................  5.55%* 1/10/96    30,000    29,958,375
 Federal National Mortgage Association
  Discount Note........................  5.53%* 1/24/96    25,000    24,911,674
 Federal National Mortgage Association
  Discount Note........................  5.50%*  2/9/96    30,000    29,821,250
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY NOTES
 (AMORTIZED COST $434,069,546).........                             434,069,546
                                                                   ------------
REPURCHASE AGREEMENTS--21.5%
 Repurchase agreement with the Sanwa Bank,
dated 12/29/95, with a maturity value
  of $100,060,556
(See Footnote A).......................  5.45%   1/2/96   100,000   100,000,000
 Repurchase agreement with the National
 Westminster Bank, dated 12/29/95, with a
  maturity value of $17,210,798
  (See Footnote B).....................  5.65%   1/2/96    17,200    17,200,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
 (AMORTIZED COST $117,200,000).........                             117,200,000
                                                                   ------------
TOTAL INVESTMENTS
 (AMORTIZED COST $551,269,546)(A)--
 101.1%................................                             551,269,546
Liabilities in excess of other assets--
 (1.1)%................................                              (5,875,100)
                                                                   ------------
NET ASSETS--100.0%.....................                            $545,394,446
                                                                   ============

--------
Percentages indicated are based on net assets of $545,394,446.

(a)Cost for federal income tax and financial reporting purposes are the same.

*Yield at purchase.

     Footnote A: Collateralized by $100,000,000 U.S. Treasury Bills, due 8/22/96 and $4,428,000 U.S. Treasury Bills, due 8/22/96; with an aggregate value of $101,011,116.

Footnote B: Collateralized by $17,000,000 U.S. Treasury Note,
6.63%, due 3/31/97; with a value of $17,488,962.


                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
TREASURY PRIME CASH MANAGEMENT FUND
----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
----------------------------------------------------------------

                                                       PRINCIPAL  AMORTIZED
                                              MATURITY  AMOUNT       COST
             DESCRIPTION               RATE*    DATE     (000)   (NOTE 2(A))
             -----------               -----  -------- --------- ------------
U.S. GOVERNMENT OBLIGATIONS--100.7%
U.S. TREASURY BILLS--100.7%
 U.S. Treasury Bill................... 5.24%   1/4/96   $14,235  $ 14,228,795
 U.S. Treasury Bill................... 5.35%  1/11/96    22,290    22,260,306
 U.S. Treasury Bill................... 5.32%  1/18/96    26,680    26,619,493
 U.S. Treasury Bill................... 5.35%  1/25/96    11,466    11,425,504
 U.S. Treasury Bill................... 5.27%   2/1/96     2,400     2,389,119
 U.S. Treasury Bill................... 5.36%   2/8/96    15,940    15,856,931
 U.S. Treasury Bill................... 5.33%  2/15/96    13,890    13,798,838
 U.S. Treasury Bill................... 5.32%  2/22/96    11,000    10,919,284
 U.S. Treasury Bill................... 5.37%  2/29/96     5,000     4,955,996
 U.S. Treasury Bill................... 5.32%   3/7/96    15,000    14,853,700
 U.S. Treasury Bill................... 5.20%  3/14/96     1,380     1,365,463
 U.S. Treasury Bill................... 4.90%  3/21/96     6,000     5,934,667
 U.S. Treasury Bill................... 4.94%   4/4/96       920       908,133
                                                                 ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (AMORTIZED COST $145,516,229)........                            145,516,229
                                                                 ------------
TOTAL INVESTMENTS
 (AMORTIZED COST $145,516,229)(A)--
 100.7%...............................                            145,516,229
Liabilities in excess of other
 assets--(0.7)%.......................                               (948,650)
                                                                 ------------
NET ASSETS--100.0%....................                           $144,567,579
                                                                 ============

--------
Percentages indicated are based on net assets of $144,567,579.

(a)Cost for federal income tax and financial reporting purposes are the same.

 *Yield at purchase.


                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
CASH MANAGEMENT FUND
----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
----------------------------------------------------------------

                                  RATINGS
                                 MOODY'S/                  PRINCIPAL  AMORTIZED
                                    S&P           MATURITY  AMOUNT       COST
         DESCRIPTION            (UNAUDITED) RATE    DATE     (000)   (NOTE 2(A))
         -----------            ----------- ----  -------- --------- -----------
SHORT-TERM INVESTMENTS--100.2%
COMMERCIAL PAPER--46.6%

BANKING--3.5%
 Bayerische Vereinsbank......    A-1+/P-1   5.73%  1/8/96   $18,000  $ 17,979,945
                                                                     ------------
BROKERAGE--7.0%
 Morgan Stanley Group,
  Inc. ......................    A-1+/P-1   6.00%  1/3/96    18,000    17,994,000
 Goldman Sachs & Co..........    A-1+/P-1   5.55%  4/2/96    18,000    17,744,700
                                                                     ------------
                                                                       35,738,700
                                                                     ------------
CONSUMER GOODS AND SERVICES--
 3.9%
 Hershey Foods...............    A-1+/P-1   5.65% 1/12/96    20,000    19,965,472
                                                                     ------------
FINANCE--21.3%
 Barclays Funding............    A-1+/P-1   5.67% 1/19/96    20,000    19,943,300
 Ciesco L.P..................    A-1+/P-1   5.70% 1/19/96   $20,000    19,943,000
 Corporate Asset Funding Co.,
  Inc........................    A-1+/P-1   5.65%  2/9/96    18,000    17,889,825
 Dresdener U.S. Finance,
  Inc........................    A-1+/P-1   5.69%  1/3/96    15,000    14,995,258
 Nestle Capital..............    A-1+/P-1   5.73% 1/12/96    18,000    17,968,485
 USAA Capital................    A-1+/P-1   5.64%  2/7/96    18,000    17,895,660
                                                                     ------------
                                                                      108,635,528
                                                                     ------------
OIL--3.9%
 Exxon Imperial..............    A-1+/P-1   5.62% 1/16/96    20,000    19,953,167
                                                                     ------------
TOBACCO--3.5%
 Philip Morris Capital
  Corp.......................     A-1/P-1   5.72% 1/19/96    18,000    17,948,520
                                                                     ------------
TELECOMMUNICATIONS--3.5%
 AT&T Corp...................    A-1+/P-1   5.40% 3/19/96    18,000    17,783,940
                                                                     ------------
TOTAL COMMERCIAL PAPER
 (AMORTIZED COST
 $238,005,272)...............                                         238,005,272
                                                                     ------------

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
CASH MANAGEMENT FUND
----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS--(CONTINUED)
DECEMBER 31, 1995
----------------------------------------------------------------

                                 RATINGS
                                MOODY'S/                  PRINCIPAL  AMORTIZED
                                   S&P           MATURITY  AMOUNT       COST
         DESCRIPTION           (UNAUDITED) RATE    DATE     (000)   (NOTE 2(A))
         -----------           ----------- ----  -------- --------- -----------
BANKERS ACCEPTANCES--5.1%
 Dai-Ichi Kangyo.............    A-1/P-1   5.81% 2/23/96   $10,000  $  9,914,464
 Fuji Bank...................    A-1/P-1   5.77%  1/3/96     8,000     7,997,436
 Fuji Bank...................    A-1/P-1   5.77% 1/12/96     3,000     2,994,711
 Industrial Bank of Japan....    A-1/P-1   5.81% 2/28/96     5,000     4,953,197
                                                                    ------------
TOTAL BANKERS ACCEPTANCES
 (AMORTIZED COST
 $25,859,808)................                                         25,859,808
                                                                    ------------
CERTIFICATES OF DEPOSIT--
 35.0%
U.S. BRANCHES OF FOREIGN
 BANKS--35.0%
 ABN-AMRO....................   A-1+/P-1   5.78%  2/1/96    18,000    18,000,752
 Bank of Montreal............   A-1+/P-1   5.78% 1/17/96    20,000    20,000,240
 Banque Nationale de Paris...    A-1/P-1   5.75%  2/5/96    18,000    18,000,646
 Bayerische Hypotheken-Und
  Wechsel Bank...............    A-1/P-1   5.68% 3/22/96    19,000    19,000,078
 Canadian Imperial Bank of
  Commerce...................   A-1+/P-1   5.60% 3/12/96    18,000    18,000,000
 Commerzbank AG, New York ...   A-1+/P-1   5.77% 1/17/96    15,000    15,000,132
 Mitsubishi Bank.............   A-1+/P-1   5.86%  3/6/96    18,000    18,002,183
 National Westminster........   A-1+/P-1   5.78% 1/16/96    15,000    15,000,112
 Rabobank....................   A-1+/P-1   5.75% 1/22/96    20,000    20,000,116
 Societe Generale, New York..   A-1+/P-1   5.77%  2/5/96    18,000    18,000,330
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
 (AMORTIZED COST
 $179,004,589)...............                                        179,004,589
                                                                    ------------
TOTAL INVESTMENTS IN
 SECURITIES
 (AMORTIZED COST
 $442,869,669)...............                                        442,869,669
                                                                    ------------

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
CASH MANAGEMENT FUND
----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS--(CONTINUED)
DECEMBER 31, 1995
----------------------------------------------------------------

                                                        PRINCIPAL  AMORTIZED
                                               MATURITY  AMOUNT       COST
              DESCRIPTION                RATE    DATE     (000)   (NOTE 2(A))
              -----------                ----  -------- --------- -----------
REPURCHASE AGREEMENTS--13.5%
 Repurchase agreement with National
 Westminster, dated 12/29/95, with a
 maturity value of $8,805,524 (See
  Footnote A)........................... 5.65%  1/2/96   $ 8,800  $  8,800,000
 Repurchase agreement with Sanwa Bank,
  dated 12/29/95, with a maturity value
  of $60,036,333 (See Footnote B)....... 5.45%  1/2/96    60,000    60,000,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
 (AMORTIZED COST $68,800,000)...........                            68,800,000
                                                                  ------------
TOTAL INVESTMENTS
 (AMORTIZED COST $511,669,669)(A)--
 100.2% ................................                           511,669,669
Liabilities in excess of other assets--
 (0.2%).................................                              (792,813)
                                                                  ------------
NET ASSETS--100.0%......................                          $510,876,856
                                                                  ============

--------
Percentages indicated are based on net assets of $510,876,856.

     (a) Cost for federal income tax and financial reporting purposes are the same.

Footnote A: Collateralized by $8,700,000 U.S. Treasury Note, 6.63%, due 3/31/97; with a value of $9,022,031.

Footnote B: Collateralized by $45,000,000 U.S. Treasury Bills, due 8/22/96 and $16,528,000 U.S. Treasury Note, 6.50%; due 8/15/97; with an aggregate value of $61,839,987.

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
----------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
----------------------------------------------------------------


                                  U.S. GOVERNMENT   TREASURY PRIME      CASH
                                  SECURITIES CASH   CASH MANAGEMENT   MANAGEMENT
                                  MANAGEMENT FUND        FUND            FUND
                                  --------------- --------------- ------------
ASSETS:
 Investments in securities, at
  amortized cost (amortized cost
  $434,069,546, $145,516,229 and
  $442,869,669 respectively).....  $434,069,546    $145,516,229   $442,869,669
 Repurchase agreements (amortized
  cost $117,200,000, $0 and
  $68,800,000, respectively).....   117,200,000              --     68,800,000
 Cash............................            --              --        109,258
 Interest receivable.............        25,567              --      1,185,264
 Deferred organization expenses..       129,663          87,971        140,036
 Prepaid expenses and other
  assets.........................        28,398          10,875         23,044
                                   ------------    ------------   ------------
    Total Assets.................   551,453,174     145,615,075    513,127,271
                                   ------------    ------------   ------------
LIABILITIES:
 Advisory fees payable...........       186,860          15,774         91,725
 Administration fees payable.....        78,347           5,228         69,812
 Service Plan fees payable
  (Service Shares)...............        37,975          37,202         53,567
 Bank overdraft..................     3,618,499         537,469             --
 Dividends payable...............     2,046,983         417,391      1,968,881
 Accrued expenses................        90,064          34,432         66,430
                                   ------------    ------------   ------------
    Total Liabilities............     6,058,728       1,047,496      2,250,415
                                   ------------    ------------   ------------
NET ASSETS.......................  $545,394,446    $144,567,579   $510,876,856
                                   ============    ============   ============
Net Asset Value, Offering Price
 and Redemption Price per Share:
 Institutional Shares:
  Net Assets.....................  $489,394,679    $ 14,008,335   $389,126,965
  Shares of beneficial interest
   issued and outstanding, $0.001
   par value, unlimited number of
   shares authorized.............   489,865,389      14,008,529    389,280,704
                                   ------------    ------------   ------------
  Net Asset Value per Share......  $       1.00    $       1.00   $       1.00
                                   ============    ============   ============
 Service Shares:
  Net Assets.....................  $ 55,999,767    $130,559,244   $121,749,891
  Shares of beneficial interest
   issued and outstanding, $0.001
   par value, unlimited number of
   shares authorized.............    56,053,643     130,561,050    121,798,020
                                   ------------    ------------   ------------
  Net Asset Value per Share......  $       1.00    $       1.00   $       1.00
                                   ============    ============   ============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest,
   at par........................  $    545,919    $    144,570   $    511,079
  Additional paid-in capital.....   545,373,112     144,425,009    510,567,644
  Accumulated net realized losses
   from investment transactions..      (524,585)         (2,000)      (201,867)
                                   ------------    ------------   ------------
NET ASSETS, DECEMBER 31, 1995....  $545,394,446    $144,567,579   $510,876,856
                                   ============    ============   ============

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
----------------------------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------------------------



                         U.S. GOVERNMENT  U.S. GOVERNMENT      TREASURY PRIME       CASH             CASH
                         SECURITIES CASH  SECURITIES CASH      CASH MANAGEMENT   MANAGEMENT       MANAGEMENT
                         MANAGEMENT FUND  MANAGEMENT FUND            FUND            FUND             FUND
                         --------------- ------------------    --------------- --------------    ------------------
                         FOR THE PERIOD                        FOR THE PERIOD    FOR THE PERIOD
                          FROM JUNE 1,                         FROM MARCH 22,     FROM JULY 1,
                          1995 THROUGH    FOR THE YEAR ENDED    1995 THROUGH      1995 THROUGH   FOR THE YEAR ENDED
                          DECEMBER 31,         MAY 31,          DECEMBER 31,      DECEMBER 31,         JUNE 30,
                             1995(A)            1995               1995(B)          1995(A)            1995
                         --------------- ------------------    --------------- -------------- ------------------
INVESTMENT INCOME:
Interest Income.........   $17,275,666      $25,222,014       $1,364,594     $12,568,427      $15,728,576
                           -----------      -----------       ----------     -----------      -----------
Expenses:
 Advisory fees..........       645,155        1,388,345           50,405         428,914          793,104
 Administration fees....       445,948          280,584           37,804         321,686          212,319
 Service Plan fees
  (Service Shares)......        56,289            4,987           38,892          73,857            4,441
 Custodian fees and
  expenses..............        81,041           52,283           42,386          68,908           68,943
 Registration fees......         3,430           83,301            3,693          19,428           54,803
 Legal and audit fees...        22,812           82,193           18,638          33,180           62,493
 Amortization of
  organization
  expenses..............        14,413           11,079           12,559          13,095           12,954
 Transfer agent fees and
  expenses..............        12,300                            12,882          10,560           17,855
 Reports to
  shareholders..........        12,838            9,301           19,437          11,592           13,114
 Trustees' fees.........         6,670            4,990              625           6,912            4,608
 Other expenses.........        21,361           48,122            2,042          13,845           44,768
                           -----------      -----------       ----------     -----------      -----------
                             1,322,257        1,965,185          239,363       1,001,977        1,289,402
 Less: Expense
  reimbursements........      (224,593)        (312,740)        (107,023)       (177,520)        (267,419)
                           -----------      -----------       ----------     -----------      -----------
                             1,097,664        1,652,445          132,340         824,457        1,021,983
                           -----------      -----------       ----------     -----------      -----------
   NET INVESTMENT
    INCOME..............    16,178,002       23,569,569        1,232,254      11,743,970       14,706,593
                           -----------      -----------       ----------     -----------      -----------
REALIZED GAINS (LOSSES)
 ON INVESTMENT
 TRANSACTIONS:
 Net realized gains
  (losses) on investment
  transactions..........         4,517         (482,586)          (2,000)         (4,009)      (1,706,625)
                           -----------      -----------       ----------     -----------      -----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.............   $16,182,519      $23,086,983       $1,230,254     $11,739,961      $12,999,968
                           ===========      ===========       ==========     ===========      ===========

--------
(a)Effective June 1, 1995 and July 1, 1995, the Funds changed their fiscal year ends from May 31 and June 30, respectively, to December 31.

(b)Commencement of operations.

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------

                         FOR THE PERIOD ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                         DECEMBER 31, 1995(1)       MAY 31, 1995          MAY 31, 1994
                         --------------------    ------------------    ------------------
INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS:
 Net investment income..   $    16,178,002     $    23,569,569     $   12,751,537
 Net realized gains
  (losses) from
  investment
  transactions..........             4,517            (482,586)           (42,640)
                           ---------------     ---------------     --------------
   NET INCREASE IN NET
    ASSETS RESULTING
    FROM OPERATIONS.....        16,182,519          23,086,983         12,708,897
                           ---------------     ---------------     --------------
DIVIDENDS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME:
  Institutional Shares..       (15,014,802)        (23,456,426)       (12,751,537)
  Service Shares........        (1,163,200)           (113,143)                --
                           ---------------     ---------------     --------------
   TOTAL DIVIDENDS TO
    SHAREHOLDERS........       (16,178,002)        (23,569,569)       (12,751,537)
                           ---------------     ---------------     --------------
FUND SHARE TRANSACTIONS
 (AT $1.00 PER SHARE):
 Net proceeds from
  shares sold...........     2,081,961,762       3,284,015,157      4,379,511,392
 Dividends reinvested...           785,116           1,824,905            563,903
 Cost of shares re-
  deemed................    (2,029,306,950)     (3,207,041,446)    (4,230,925,537)
                           ---------------     ---------------     --------------
   NET INCREASE IN NET
    ASSETS FROM FUND
    SHARE TRANSACTIONS
    (NOTE 3)............        53,439,928          78,798,616        149,149,758
                           ---------------     ---------------     --------------
    TOTAL INCREASE IN
     NET ASSETS.........        53,444,445          78,316,030        149,107,118
NET ASSETS:
 Beginning of period....       491,950,001         413,633,971        264,526,853
                           ---------------     ---------------     --------------
 End of period..........   $   545,394,446     $   491,950,001     $  413,633,971
                           ===============     ===============     ==============

--------
(1) For the period June 1, 1995 through December 31, 1995.
Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.

                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
TREASURY PRIME CASH MANAGEMENT FUND
----------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------

                                                           FOR THE PERIOD ENDED
                                                           DECEMBER 31, 1995(A)
                                                           --------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income....................................    $   1,232,254
 Net realized losses from investment transactions.........           (2,000)
                                                              -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...        1,230,254
                                                              -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Institutional Shares....................................         (497,768)
  Service Shares..........................................         (734,486)
                                                              -------------
   Total Dividends to Shareholders........................       (1,232,254)
                                                              -------------
FUND SHARE TRANSACTIONS (AT $1.00 PER SHARE):
 Net proceeds from shares sold............................      393,556,208
 Dividends reinvested.....................................          434,305
 Cost of shares redeemed..................................     (249,420,934)
                                                              -------------
   NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS
    (NOTE 3)..............................................      144,569,579
                                                              -------------
    TOTAL INCREASE IN NET ASSETS..........................      144,567,579
NET ASSETS:
 Beginning of period......................................              --
                                                              -------------
 End of period............................................    $ 144,567,579
                                                              =============

--------
(a) For the period March 22, 1995 (commencement of operations) through December 31, 1995.

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
CASH MANAGEMENT FUND
----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------

                            FOR THE PERIOD ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                            DECEMBER 31, 1995(1)      JUNE 30, 1995         JUNE 30, 1994
                            --------------------    ------------------    ------------------
INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS:
 Net investment income..   $    11,743,970     $    14,706,593     $    8,493,966
 Net realized losses
  from investment
  transactions..........            (4,009)         (1,706,625)          (136,023)
                           ---------------     ---------------     --------------
   NET INCREASE IN NET
    ASSETS RESULTING
    FROM OPERATIONS.....        11,739,961          12,999,968          8,357,943
                           ---------------     ---------------     --------------
DIVIDENDS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME:
  Institutional Shares..       (10,179,235)        (14,606,645)        (8,493,966)
  Service Shares........        (1,564,735)            (99,948)                --
                           ---------------     ---------------     --------------
   TOTAL DIVIDENDS TO
    SHAREHOLDERS........       (11,743,970)        (14,706,593)        (8,493,966)
                           ---------------     ---------------     --------------
FUND SHARE TRANSACTIONS
 (AT $1.00 PER SHARE):
 Net proceeds from
  shares sold...........     1,257,882,248       1,539,582,005      2,167,517,783
 Dividends reinvested...           985,906           1,362,169            654,107
 Cost of shares
  redeemed..............    (1,078,572,576)     (1,454,140,686)    (2,099,928,742)
                           ---------------     ---------------     --------------
   NET INCREASE IN NET
    ASSETS FROM FUND
    SHARE TRANSACTIONS
    (NOTE 3)............       180,295,578          86,803,488         68,243,148
                           ---------------     ---------------     --------------
Increase due to capital
 contribution from
 affiliate of Investment
 Adviser
 (Note 4(d))............                --           1,668,500                 --
                           ---------------     ---------------     --------------
    TOTAL INCREASE IN
     NET ASSETS.........       180,291,569          86,765,363         68,107,125
NET ASSETS:
 Beginning of period....       330,585,287         243,819,924        175,712,799
                           ---------------     ---------------     --------------
 End of period..........   $   510,876,856     $   330,585,287     $  243,819,924
                           ===============     ===============     ==============

--------
(1)For the period from July 1, 1995 through December 31, 1995. Effective July 1, 1995, the Fund changed its fiscal year end from June 30 to December 31.

                       See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------

NOTE 1--GENERAL

  Prairie Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company. At December 31, 1995, the Trust was comprised of four separate investment portfolios as follows: Cash Management Fund, Municipal Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund. The accompanying financial statements relate only to the Cash Management Fund, Treasury Prime Cash Management Fund and U.S. Government Securities Cash Management Fund (collectively, the "Funds"). As of December 31, 1995, the Municipal Cash Management Fund had not yet commenced operations.

  The Funds each offer two classes of shares, Institutional Shares and Service Shares. Institutional Shares and Service Shares are substantially the same except that Service Shares are subject to fees payable under a Service Plan adopted pursuant to Rule 12b-1 under the Act (the "Service Plan") at an annual rate of 0.25% of the average daily net asset value of the outstanding Service Shares.

     At a shareholder meeting of the First Prairie U.S. Treasury Securities Cash Management Fund (the "Treasury Predecessor Fund") held on December 21, 1994, the shareholders approved an Agreement and Plan of Exchange pursuant to which the Treasury Predecessor Fund transferred all of its assets and liabilities to the U.S. Government Securities Cash Management Fund. In exchange for the assets and liabilities, the U.S. Government Securities Cash Management Fund issued Institutional Shares to the shareholders of the Treasury Predecessor Fund equal in value to shares held by such shareholders immediately prior to the exchange. This exchange took place on January 17, 1995, at which time the shareholders of the Treasury Predecessor Fund received a pro rata distribution of 431,159,110 Institutional Shares of the U.S. Government Securities Cash Management Fund having a net asset value of $430,731,675.

     At a shareholder meeting of First Prairie Cash Management Fund (the "Predecessor Fund") held on December 21, 1994, the shareholders approved an Agreement and Plan of Exchange pursuant to which the Predecessor Fund transferred all of its assets and liabilities to the Cash Management Fund. In exchange for the assets and liabilities, the Cash Management Fund issued Institutional Shares to the shareholders of the Predecessor Fund equal in value to shares held by such shareholders immediately prior to the exchange. This exchange took place on January 17, 1995 at which time the shareholders of the Predecessor Fund received a pro rata distribution of 263,124,343 Institutional Shares of the Cash Management Fund having a net asset value of $262,954,610.

  First Chicago Investment Management Company ("FCIMCO"), a wholly-owned subsidiary of The First National Bank of Chicago ("FNBC"), serves as each Fund's investment adviser and administrator. FCIMCO has engaged Concord Holding Corporation ("Concord"), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), to serve as the Funds' sub-administrator. Concord Financial Group, Inc., a wholly-owned subsidiary of BISYS, serves as the principal underwriter and distributor of each Fund's shares.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. These principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  (a) Portfolio Valuation: Investments of the Funds are valued at either amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds generally may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

  (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and when appropriate, discounts on investments, is earned from settlement date and recognized on the accrual basis.

  The U.S. Government Securities Cash Management Fund and Cash Management Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by FCIMCO, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the purchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its purchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (c) Dividends to shareholders: Each Fund's dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are normally declared annually and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code (the "Code"). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each Fund not to distribute such gains.

     (d) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. At December 31, 1995, the U.S. Government Securities Cash Management Fund had unused capital loss carryovers of approximately $525,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, $7,000 of the carryover expires in 2001, $460,000 expires in 2002 and $58,000 expires in 2003. At December 31, 1995, the Treasury Prime Cash Management Fund had unused capital loss carryovers of approximately $2,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, $2,000 of the carryover expires in 2003. At December 31, 1995, the Cash Management Fund had unused capital loss carryovers of approximately $201,000 available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. The carryover does not include net realized securities losses from November 1, 1995 through December 31, 1995 which are treated, for Federal income tax purposes, as arising in fiscal 1996. If not applied, $19,000 of the carryover expires in 2001, $151,000 expires in 2002 and $31,000 expires in 2003.

  (e) Expenses: Expenses directly attributable to a Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them.

NOTE 3--FUND SHARE TRANSACTIONS

     Transactions in shares of the Funds are summarized below (at $1.00 per share):

                                                                         TREASURY PRIME
                                  U.S. GOVERNMENT SECURITIES             CASH MANAGEMENT
                                     CASH MANAGEMENT FUND                     FUND
                         ----------------------------------------------  ---------------
                         FOR THE PERIOD                                  FOR THE PERIOD
                          JUNE 1, 1995           FOR THE YEAR            MARCH 22, 1995
                            THROUGH              ENDED MAY 31,               THROUGH
                          DECEMBER 31,   ------------------------------   DECEMBER 31,
                            1995(1)           1995            1994           1995(2)
                         --------------  --------------  --------------  ---------------
Institutional Shares:
 Shares issued..........  1,915,896,446   3,256,766,429   4,379,511,392    206,294,412
 Dividends reinvested...        784,723       1,824,654         563,903        433,330
 Shares redeemed........ (1,902,575,044) (3,196,512,306) (4,230,925,537)  (192,719,213)
                         --------------  --------------  --------------   ------------
 Net increase...........     14,106,125      62,078,777     149,149,758     14,008,529
                         ==============  ==============  ==============   ============
Service Shares:
 Shares issued..........    166,065,316      27,248,728              --    187,261,796
 Dividends reinvested...            393             251              --            975
 Shares redeemed........   (126,731,906)    (10,529,140)             --    (56,701,721)
                         --------------  --------------  --------------   ------------
 Net increase...........     39,333,803      16,719,839              --    130,561,050
                         ==============  ==============  ==============   ============
Net increase in Fund....     53,439,928      78,798,616     149,149,758    144,569,579
                         ==============  ==============  ==============   ============

                                 CASH MANAGEMENT
                                      FUND
                                   --------------------------------------------
                                     FOR THE
                                      PERIOD
                                   JULY 1, 1995          FOR THE YEAR
                                     THROUGH             ENDED MAY 31,
                                     DECEMBER    ------------------------------
                                   31, 1995(1)        1995            1994
                                   ------------  --------------  --------------
Institutional Shares:
 Shares issued....................  930,307,164   1,491,127,430   2,167,517,783
 Dividends reinvested.............      985,563       1,361,860         654,107
 Shares redeemed.................. (861,416,587) (1,417,064,383) (2,099,928,742)
                                   ------------  --------------  --------------
 Net increase.....................   69,876,140      75,424,907      68,243,148
                                   ============  ==============  ==============
Service Shares:
 Shares issued....................  327,575,084      48,454,575              --
 Dividends reinvested.............          343             309              --
 Shares redeemed.................. (217,155,989)    (37,076,303)             --
                                   ------------  --------------  --------------
 Net increase.....................  110,419,438      11,378,581              --
                                   ============  ==============  ==============
Net increase in Fund..............  180,295,578      86,803,488      68,243,148
                                   ============  ==============  ==============

(1) Effective June 1, 1995 and July 1, 1995, the Funds changed their fiscal year ends from May 31 and June 30, respectively, to December 31.

(2) Commencement of operations.

NOTE 4--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFIILIATES

  (a) The Trust has an Investment Advisory Agreement with FCIMCO pursuant to which FCIMCO has agreed to provide the day-to-day management of each of the Fund's investments for an advisory fee at an annual rate of 0.20% of each Fund's average daily net assets.

  The Trust has an Administration Agreement with FCIMCO pursuant to which FCIMCO has agreed to assist in all aspects of each Fund's operations for an administration fee at an annual rate of 0.15% of each Fund's average daily net assets. In addition, FCIMCO has engaged Concord to assist in providing certain administrative services to each Fund pursuant to a Master Sub-Administration Agreement between FCIMCO and Concord. FCIMCO has agreed to pay Concord a fee from its own administration fee on a monthly basis.

     For the period June 1, 1995 through December 31, 1995 for the U.S. Government Securities Cash Management Fund, the period March 22, 1995 (commencement of operations) through December 31, 1995 for the Treasury Prime Cash Management Fund and the period July 1, 1995 through December 31, 1995 for the Cash Management Fund, FCIMCO agreed to limit each Fund's expenses to an annual amount not to exceed 0.35% of average daily net assets for Institutional Shares and 0.60% of average daily net assets for Service Shares. As a result, The U.S. Government Securities Cash Management Fund, Treasury Prime Cash Management Fund and Cash Management Fund were reimbursed expenses of $224,593, $107,023 and $177,520, respectively.

PRAIRIE INSTITUTIONAL FUNDS
----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
----------------------------------------------------------------


     (b) The Trust has adopted a Service Plan pursuant to Rule 12b-1 under the Act. Under the terms of the Service Plan, each Fund pays the Distributor an annual fee of 0.25% of the average daily net assets of the outstanding Service Shares for advertising, marketing and distributing each Fund's Service Shares and for the provision of certain services to the holders of Service Shares. The Distributor may make payments to others, including FCIMCO, FNBC and their affiliates, for the provision of these services. For the period June 1, 1995 through December 31, 1995, the U.S. Government Securities Cash Management Fund paid fees under the Service Plan in the amount of $56,289. For the period March 22, 1995 (commencement of operations) through December 31, 1995, the Treasury Prime Cash Management Fund paid fees under the Service Plan in the amount of $38,892. For the period July 1, 1995 (initial offering of Service Shares) through December 31, 1995, the Cash Management Fund paid fees under the Service Plan in the amount of $73,857. Of these amounts, the following was paid to the Distributor and FCIMCO and its affiliates:

                                                              AMOUNT PAID TO
                                            AMOUNT PAID TO        FCIMCO
                                            THE DISTRIBUTOR AND ITS AFFILIATES
                                            --------------- ------------------
U.S. Government Securities Cash Management
 Fund......................................       $19            $56,270
Treasury Prime Cash Management Fund........        25             38,867
Cash Management Fund.......................        16             73,841

  (c) The Fund's pay each Trustee a pro-rata share of the aggregate fixed annual fee of $25,000 and an attendance fee of $1,000 per meeting for all of the Funds in the Prairie Family of Funds.

  (d) During the year ended June 30, 1995, an affiliate of FCIMCO purchased securities from the Cash Management Fund at an amount in excess of the securities' fair market value. The Cash Management Fund recorded a realized loss on these sales in the amount of $1,668,500 and the Cash Management Fund recorded an offsetting capital contribution from the affiliate. As a result of varying treatment for book and tax purposes, the capital contribution was reclassified from additional paid-in-capital to accumulated net realized losses in the Statement of Assets and Liabilities.

NOTE 5--MERGER AND SUBSEQUENT EVENT

  On December 1, 1995, FCIMCO's ultimate parent company, First Chicago Corporation, merged with NBD Bancorp, Inc., with the combined company renamed First Chicago NBD Corporation (FCNBD). FCNBD has now begun the process of reorganizing their proprietary mutual funds: Prairie Funds, Prairie Institutional Funds and The Woodward Funds (whose investment adviser is NBD Bank, a wholly owned subsidiary of NBD Bancorp, Inc., which in turn is a wholly owned subsidiary of FCNBD).

  On February 20, 1996, the Board of Trustees of The Woodward Funds and the Board of Trustees of Prairie Funds and Prairie Institutional Funds approved Reorganization Agreements which are subject to shareholder approval. The expenses incurred in connection with entering into and carrying out provisions of the Reorganization Agreements, whether or not the transactions contemplated thereby are consummated, will be paid by FCNBD. The reorganization is intended to be effected on a tax-free basis, so that none of the Fund's shareholders will recognize taxable gains or losses as a result of the reorganization.

     A proxy statement/prospectus describing the reorganization and the reasons therefore will be sent to shareholders.

PRAIRIE INSTITUTIONAL FUNDS
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------

                              FOR THE PERIOD   FOR THE YEAR      FOR THE PERIOD
                                  ENDED        ENDED MAY 31,         ENDED
                               DECEMBER 31,  ------------------     MAY 31,
                                 1995(1)       1995      1994       1993(2)
                              -------------- --------  --------  --------------
INSTITUTIONAL SHARES:
 NET ASSET VALUE, BEGINNING
  OF PERIOD..................    $ 0.9989    $ 0.9999  $ 1.0000     $ 1.0000
                                 --------    --------  --------     --------
 Income from investment operations:
   Net investment income.....      0.0320      0.0492    0.0302       0.0319
   Net realized gains
    (losses) from
    investments..............      0.0001     (0.0010)  (0.0001)          --
                                 --------    --------  --------     --------
    Total income from
     investment operations...      0.0321      0.0482    0.0301       0.0319
                                 --------    --------  --------     --------
 Less dividends:
   From net investment
    income...................     (0.0320)    (0.0492)  (0.0302)     (0.0319)
                                 --------    --------  --------     --------
 Net change in net asset val-
  ue.........................      0.0001     (0.0010)  (0.0001)          --
                                 --------    --------  --------     --------
 NET ASSET VALUE, END OF PE-
  RIOD.......................    $ 0.9990    $ 0.9989  $ 0.9999     $ 1.0000
                                 ========    ========  ========     ========
TOTAL RETURN.................        3.24%++     5.03%     3.06%        3.25%+
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average
  net assets.................        0.35%+      0.34%     0.30%        0.02%+
 Ratio of net investment
  income to average net
  assets.....................        5.46%+      4.94%     3.02%        3.10%+
 Ratio of expenses to average
  net assets*................        0.42%+      0.41%     0.41%        0.49%+
 Ratio of net investment
  income to average net
  assets*....................        5.39%+      4.87%     2.91%        2.63%+
 Net assets, end of period
  (000's omitted)............     $489,395    $475,248  $413,634     $264,527

--------

     (1) For the period June 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.

     (2) For the period June 2, 1992 (commencement of operations) through May 31, 1993.

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

+ Annualized.

++ Not annualized.

                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS--(CONTINUED)
----------------------------------------------------------------

                                                  FOR THE PERIOD FOR THE PERIOD
                                                      ENDED          ENDED
                                                   DECEMBER 31,     MAY 31,
                                                     1995(1)        1995(2)
                                                  -------------- --------------
SERVICE SHARES:
 NET ASSET VALUE, BEGINNING OF PERIOD............    $ 0.9989       $ 1.0000
                                                     --------       --------
 Income from investment operations:
   Net investment income.........................      0.0305         0.0199
   Net realized gains (losses) from investments..      0.0001        (0.0011)
                                                     --------       --------
    Total income from investment operations......      0.0306         0.0188
                                                     --------       --------
 Less dividends:
   From net investment income....................     (0.0305)       (0.0199)
                                                     --------       --------
 Net change in net asset value...................      0.0001        (0.0011)
                                                     --------       --------
 NET ASSET VALUE, END OF PERIOD..................    $ 0.9990       $ 0.9989
                                                     ========       ========
TOTAL RETURN.....................................        3.09%++        2.01%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets.........        0.60%+         0.57%+
 Ratio of net investment income to average net
  assets.........................................        5.17%+         5.48%+
 Ratio of expenses to average net assets*........        0.69%+         0.66%+
 Ratio of net investment income to average net
  assets*........................................        5.08%+         5.39%+
 Net assets, end of period (000's omitted).......    $ 56,000       $ 16,702

--------

     (1) For the period June 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.

     (2) For the period January 17, 1995 (initial offering date of Service Shares) through May 31, 1995.

     * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + Annualized.

 ++ Not annualized.

                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
TREASURY PRIME CASH MANAGEMENT FUND
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS--(CONTINUED)
----------------------------------------------------------------

                                                                  FOR THE PERIOD
                                                                      ENDED
                                                                   DECEMBER 31,
                                                                     1995(1)
                                                                  --------------
INSTITUTIONAL SHARES:
 NET ASSET VALUE, BEGINNING OF PERIOD............................    $ 1.0000
                                                                     --------
 Income from investment operations:
   Net investment income.........................................      0.0399
                                                                     --------
 Less dividends:
   From net investment income....................................     (0.0399)
                                                                     --------
 Net change in net asset value...................................          --
                                                                     --------
 NET ASSET VALUE, END OF PERIOD..................................    $ 1.0000
                                                                     ========
TOTAL RETURN.....................................................        4.06%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets.........................        0.35%+
 Ratio of net investment income to average net assets............        5.16%+
 Ratio of expenses to average net assets*........................        1.23%+
 Ratio of net investment income to average net assets*...........        4.28%+
 Net assets, end of period (000's omitted).......................    $ 14,008

--------

     (1) For the period March 22, 1995 (commencement of operations) through December 31, 1995.

     * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.

 + Annualized.

++ Not annualized.

                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
TREASURY PRIME CASH MANAGEMENT FUND
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS--(CONTINUED)
----------------------------------------------------------------

                                                                  FOR THE PERIOD
                                                                      ENDED
                                                                   DECEMBER 31,
                                                                     1995(1)
                                                                  --------------
SERVICE SHARES:
 NET ASSET VALUE, BEGINNING OF PERIOD............................    $ 1.0000
                                                                     --------
 Income from investment operations:
   Net investment income.........................................      0.0380
                                                                     --------
 Less dividends:
   From net investment income....................................     (0.0380)
                                                                     --------
 Net change in net asset value...................................          --
                                                                     --------
 NET ASSET VALUE, END OF PERIOD..................................    $ 1.0000
                                                                     ========
TOTAL RETURN.....................................................        3.86%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets.........................        0.60%+
 Ratio of net investment income to average net assets............        4.72%+
 Ratio of expenses to average net assets*........................        0.74%+
 Ratio of net investment income to average net assets*...........        4.58%+
 Net assets, end of period (000's omitted).......................    $130,559

--------

     (1) For the period March 22, 1995 (commencement of operations) through December 31, 1995.

     * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.

 + Annualized.

++ Not annualized.


                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
CASH MANAGEMENT FUND
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS--(CONTINUED)
----------------------------------------------------------------

                                                 FOR THE
                             FOR THE PERIOD    YEAR ENDED        FOR THE PERIOD
                                 ENDED          JUNE 30,             ENDED
                              DECEMBER 31,  -------------------     JUNE 30,
                                1995(1)       1995       1994       1993(2)
                             -------------- --------   --------  --------------
INSTITUTIONAL SHARES:
 NET ASSET VALUE, BEGINNING
  OF PERIOD.................    $ 0.9994    $ 0.9993   $ 0.9999     $ 1.0000
                                --------    --------   --------     --------
 Income from investment
  operations:
   Net investment income....      0.0277      0.0507     0.0333       0.0297
   Net realized gains
    (losses) from
    investments.............      0.0002     (0.0059)   (0.0006)     (0.0001)
                                --------    --------   --------     --------
    Total income from
     investment operations..      0.0279      0.0448     0.0327       0.0296
                                --------    --------   --------     --------
 Less dividends:
   From net investment
    income..................     (0.0277)    (0.0507)   (0.0333)     (0.0297)
                                --------    --------   --------     --------
 Increase due to capital
  contribution from
  affiliate of Investment
  Adviser (Note 3(d)).......          --      0.0060         --           --
                                --------    --------   --------     --------
 Net change in net asset
  value.....................      0.0002      0.0001    (0.0006)     (0.0001)
                                --------    --------   --------     --------
 NET ASSET VALUE, END OF
  PERIOD....................    $ 0.9996    $ 0.9994   $ 0.9993     $ 0.9999
                                ========    ========   ========     ========
TOTAL RETURN................        2.80%++     5.19%*     3.38%        3.25%+
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to
  average net assets........        0.35%+      0.35%      0.31%        0.05%+
 Ratio of net investment
  income to average net
  assets....................        5.51%+      5.11%      3.33%        3.19%+
 Ratio of expenses to
  average net assets**......        0.43%+      0.44%      0.43%        0.56%+
 Ratio of net investment
  income to average net
  assets**..................        5.43%+      5.02%      3.21%        2.68%+
 Net assets, end of period
  (000's omitted)...........    $389,127    $319,214   $243,820     $175,713

--------

     (1) For the period July 1, 1995 through December 31, 1995. Effective July 1, 1995, the Fund changed its fiscal year end from June 30 to December 31.

     (2) For the period July 30, 1992 (commencement of operations) through June 30, 1993.

     * Had the Portfolio not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 4.51% (See Note 4(d) to Financial Statements).

     ** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 + Annualized.

++ Not annualized.


                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
CASH MANAGEMENT FUND
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS--(CONTINUED)
----------------------------------------------------------------

                                                  FOR THE PERIOD FOR THE PERIOD
                                                      ENDED          ENDED
                                                   DECEMBER 31,     JUNE 30,
                                                     1995(1)        1995(2)
                                                  -------------- --------------
SERVICE SHARES:
 NET ASSET VALUE, BEGINNING OF PERIOD............    $ 0.9994       $ 1.0000
                                                     --------       --------
 Income from investment operations:
   Net investment income.........................      0.0264         0.0245
   Net realized gains (losses) from investments..      0.0002        (0.0006)
                                                     --------       --------
    Total income from investment operations......      0.0266         0.0239
                                                     --------       --------
 Less dividends:
   From net investment income....................     (0.0264)       (0.0245)
                                                     --------       --------
 Net change in net asset value...................      0.0002        (0.0006)
                                                     --------       --------
 NET ASSET VALUE, END OF PERIOD..................    $ 0.9996       $ 0.9994
                                                     ========       ========
TOTAL RETURN.....................................        2.68%++        2.47%++
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average net assets.........        0.60%+         0.60%+
 Ratio of net investment income to average net
  assets.........................................        5.25%+         5.46%+
 Ratio of expenses to average net assets*........        0.69%+         0.71%+
 Ratio of net investment income to average net
  assets*........................................        5.16%+         5.35%+
 Net assets, end of period (000's omitted).......    $121,750       $ 11,372

--------

     (1) For the period July 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its ficsal year end from June 30 to December 31.

     (2) For the period January 17, 1995 (initial offering date of Service Shares) through June 30, 1995.

     * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

 + Annualized.

++ Not annualized.

                      See Notes to Financial Statements.

PRAIRIE INSTITUTIONAL FUNDS
----------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
----------------------------------------------------------------

PRAIRIE INSTITUTIONAL FUNDS THE BOARD OF TRUSTEES AND
SHAREHOLDERS

     We have audited the accompanying statements of asset and liabilities, including the portfolios of investments, of Prairie Institutional Funds (comprising, respectively, the U.S. Government Securities Cash Managment, Treasury Prime Cash Management and Cash Management Funds) (the "Fund") as of December 31, 1995 and the related statements of operations for the periods then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995 by correspondence with the custodians and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Prairie Institutional Funds at December 31, 1995, the results of their operations for the periods then ended, and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

         LOGO

New York, New York
February 22, 1996

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

        (a)    Financial Statements:

                         Included in Part A of the Registration Statement:

                                     Condensed Financial Information.

                         Included in Part B of the Registration Statement:

                                     Statements of Investments.

                                     Statements of Assets and Liabilities.

                                     Statements of Operations.

                                     Statements of Changes in Net Assets.

                                     Notes to Financial Statements.

                                     Report of Ernst & Young LLP, Independent
                                     Auditors.

                  (b)  Exhibits:

                         (1) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 21, 1994.

                         (2) By-Laws are incorporated by reference to Exhibit (2) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 21, 1994.


                         (5)         Investment Advisory Agreement.


                         (6) Distribution Agreement is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on May 30, 1995.

                         (8) Custody Agreement is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on May 30, 1995.


                         (9)(a)      Administration Agreement.


                         (9)(b) Master Sub-Administration Agreement is incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on May 30, 1995.

                         (10) Opinion (including consent) of Stroock & Stroock & Lavan is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 21, 1994.

                         (11)        Consent of Independent Auditors.

                         (15) Service Plan is incorporated by reference to Exhibit (15) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 21, 1994.

                         (16) Yield Computation Schedule is incorporated by reference to Exhibit (16) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on May 30, 1995.



                         (18) Rule 18f-3 Plan is incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on May 30, 1995.

                         Other Exhibit:
                                     Secretary's Certificate is incorporated by reference to Other Exhibit of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 21, 1994.

ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                  REGISTRANT

                  Not applicable.

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES


                   (1)                                (2)
                                               Number of Record
                                                    Holders
          TITLE OF CLASS                     AS OF FEBRUARY 27, 1996
          --------------                     -----------------------

          Shares of beneficial interest,
          par value $.001 per share

          Cash Management Fund
          Institutional Shares                              12
          Service Shares                                     3

          Treasury Prime Cash Management
          Fund
          Institutional Shares                               5
          Service Shares                                     3

          U.S. Government Securities Cash
          Management Fund
          Institutional Shares                               8
          Service Shares                                     3


ITEM 27.         INDEMNIFICATION

                Reference is made to Article EIGHTH of the Registrant's Amended and Restated Declaration of Trust incorporated by reference to Exhibit 1. The application of these provisions is limited by Article 10 of the Registrant's By-Laws incorporated by reference to Exhibit 2 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

                Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

                  Reference also is made to the Distribution Agreement previously filed as Exhibit 6.

ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                      Registrant is fulfilling the requirement of this
Item 28 to provide a list of the officers and directors of First Chicago Investment Management Company (the "Investment Adviser"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Investment Adviser or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Investment Adviser (SEC File No. 801-47947).

ITEM 29.  PRINCIPAL UNDERWRITERS

                      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

                         The Infinity Mutual Funds, Inc.
                           Pacific Horizon Funds, Inc.
                                  Prairie Funds
                        Prairie Municipal Bond Fund, Inc.
                         Prairie Intermediate Bond Fund

                      (b) The information required by this Item 29(b) regarding each director or officer of Concord Financial Group, Inc. is incorporated by reference to Schedule A of Form BD filed by Concord Financial Group, Inc. pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-37601).

ITEM 30.              LOCATION OF ACCOUNTS AND RECORDS

             1.       First Chicago Investment Management Company
                      Three First National Plaza
                      Chicago, Illinois  60670


             2.       Concord Financial Group, Inc.
                      3435 Stelzer Road
                      Columbus, Ohio 43219-3035


             3.       BISYS Fund Services
                      3435 Stelzer Road
                      Columbus, Ohio 43219-3035


             4.       Primary Funds Service Corp.
                      100 Financial Park
                      Franklin, Massachusetts  02038


             5.       The Bank of New York
                      90 Washington Street
                      New York, New York  10286

ITEM 31.              MANAGEMENT SERVICES

                      Not Applicable

ITEM 32.              UNDERTAKINGS

                      Registrant hereby undertakes

                      to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of New York, and State of New York, on the 15th day of March, 1996.


                           PRAIRIE INSTITUTIONAL FUNDS

                             BY:/S/ MARK A. DILLON*
                            Mark A. Dillon, President

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                           TITLE                   DATE



/S/MARK A. DILLON*                                   President             March 15, 1996
--------------------------
Mark A. Dillon                                       (Principal
                                                     Executive Officer)

/S/ MARTIN R. DEAN*                                  Treasurer             March 15, 1996
Martin R. Dean                                       (Principal Financial
                                                     and Accounting
                                                     Officer)

/S/ JOHN P. GOULD*                                   Trustee               March 15, 1996
---------------------------
John P. Gould

/S/ MARILYN MCCOY*                                   Trustee               March 15, 1996
Marilyn McCoy

/S/ RAYMOND D. ODDI*                                 Trustee               March 15, 1996
---------------------------
Raymond D. Oddi

*By:  /S/ ANN E. BERGIN                                                    March 15, 1996
      ----------------------
     Ann E. Bergin, As
      Attorney-in-fact
